UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2019

Item 1. Report to Stockholders.

Muzinich & Co.

Muzinich Credit Opportunities Fund

Muzinich U.S. High Yield
Corporate Bond Fund

Muzinich Low Duration Fund

Muzinich High Income
Floating Rate Fund

SEMI-ANNUAL REPORT
June 30, 2019

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Muzinich Funds will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website at www.muzinichusfunds.com. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling 1-855-MUZINICH (1-855-689-4642).

Muzinich Funds

TABLE OF CONTENTS

Sector Allocations	1

Schedules of Investments	5

Statements of Assets and Liabilities	28

Statements of Operations	31

Statements of Changes in Net Assets	32

Financial Highlights	37

Notes to Financial Statements	45

Expense Examples	57

Additional Information	59

Privacy Notice	60

Muzinich Credit Opportunities Fund
(“Credit Opportunities Fund”)

SECTOR ALLOCATIONS at June 30, 2019 (Unaudited)

Sector	% of Net Assets

Healthcare	11.7%
Banking	11.2%
Energy	9.9%
Telecommunications	9.2%
Food/Beverage/Tobacco	7.6%
Cable/Satellite TV	5.4%
Broadcasting	3.9%
Super Retail	3.5%
Food & Drug Retail	3.5%
Diversified Media	3.1%
Containers	2.6%
Utilities	2.4%
Quasi & Foreign Government	2.4%
Metals/Mining	2.2%
Diversified Financial Services	2.2%
Technology	1.8%
Automotive & Auto Parts	1.8%
Transportation Excluding Air/Rail	1.7%
Chemicals	1.4%
Gaming	1.4%
Homebuilders/Real Estate	1.4%
Building Materials	1.2%
Steel	1.1%
Paper	1.1%
Affiliated Mutual Funds	1.0%
Sovereign	0.9%
Capital Goods	0.9%
Airlines	0.9%
Services	0.3%
Restaurants	0.3%
Consumer Products	0.2%
Hotels	0.2%
Railroads	0.1%
Cash & Equivalents[1]	1.5%
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Muzinich U.S. High Yield Corporate Bond Fund
(“U.S. High Yield Fund”)

SECTOR ALLOCATIONS at June 30, 2019 (Unaudited)

Sector	% of Net Assets

Energy	12.3%
Exchange Traded Funds	11.0%
Telecommunications	7.8%
Cable/Satellite TV	7.2%
Healthcare	6.3%
Diversified Financial Services	5.3%
Broadcasting	4.3%
Services	3.5%
Containers	3.3%
Chemicals	3.1%
Diversified Media	2.9%
Gaming	2.9%
Metals/Mining	2.9%
Technology	2.7%
Utilities	2.7%
Capital Goods	2.4%
Food/Beverage/Tobacco	2.2%
Automotive & Auto Parts	1.7%
Steel	1.5%
Leisure	1.4%
Homebuilders/Real Estate	1.3%
Aerospace/Defense	1.3%
Transportation Excluding Air/Rail	1.1%
Building Materials	0.9%
Banking	0.8%
Restaurants	0.8%
Environmental	0.7%
Paper	0.6%
Super Retail	0.5%
Entertainment/Film	0.4%
Insurance	0.4%
Food & Drug Retail	0.3%
Consumer Products	0.3%
Airlines	0.3%
Hotels	0.2%
Publishing/Printing	0.1%
Cash & Equivalents[1]	2.6%
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Muzinich Low Duration Fund
(“Low Duration Fund”)

SECTOR ALLOCATIONS at June 30, 2019 (Unaudited)

Sector	% of Net Assets

Banking	24.2%
Diversified Financial Services	13.5%
Homebuilders/Real Estate	7.1%
Energy	6.4%
Automotive & Auto Parts	5.1%
Food/Beverage/Tobacco	4.3%
Telecommunications	3.4%
Capital Goods	3.3%
Chemicals	3.3%
Healthcare	3.1%
Technology	2.7%
Cable/Satellite TV	2.4%
Steel	2.4%
Quasi & Foreign Government	2.1%
Food & Drug Retail	1.9%
Services	1.7%
Utilities	1.5%
Affiliated Mutual Funds	1.4%
Super Retail	1.3%
Transportation Excluding Air/Rail	0.9%
Consumer-Products	0.8%
Diversified Media	0.8%
Metals/Mining	0.7%
Insurance	0.6%
Leisure	0.6%
Airlines	0.5%
Aerospace/Defense	0.4%
Gaming	0.4%
Containers	0.2%
Railroads	0.1%
Cash & Equivalents[1]	2.9%
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Muzinich High Income Floating Rate Fund
(“Floating Rate Fund”)

SECTOR ALLOCATIONS at June 30, 2019 (Unaudited)

Sector	% of Net Assets

Healthcare	16.6%
Technology	12.0%
Services	9.4%
Gaming	9.3%
Capital Goods	6.4%
Broadcasting	6.3%
Cable/Satellite TV	4.3%
Metals/Mining	4.3%
Utilities	4.1%
Chemicals	4.0%
Food/Beverage/Tobacco	3.2%
Telecommunications	3.1%
Containers	2.4%
Aerospace/Defense	2.1%
Insurance	2.1%
Environmental	2.1%
Automotive & Auto Parts	2.1%
Building Materials	1.7%
Diversified Financial Services	1.5%
Energy	1.4%
Steel	0.9%
Leisure	0.4%
Cash & Equivalents[1]	0.3%
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited)

Principal
Amount†			Value

CORPORATE BONDS: 96.6%

Airlines: 0.9%
		Emirates Airline
	2,434,249	4.500%, 2/6/25	$2,472,844
		Korean Air Lines Co Ltd
	995,000	5.875%, 3/6/21	1,007,957
			3,480,801
Automotive & Auto Parts: 1.8%
		Ford Motor Credit Co LLC
	1,840,000	3.157%, 8/4/20	1,847,269
		Kia Motors Corp
	470,000	3.250%, 4/21/26	461,470
	570,000	3.500%, 10/25/27	563,418
		Panther BF Aggregator 2 LP /
		Panther Finance Co Inc
	1,825,000	6.250%, 5/15/26 [1]	1,900,281
		ZF North America Capital Inc
	2,138,000	4.000%, 4/29/20 [1]	2,149,204
			6,921,642
Banking: 11.2%
		Allied Irish Banks PLC
EUR	800,000	4.125% (5 Year Swap Rate
		EUR + 3.950%), 11/26/25 [2,3]	954,456
		Ally Financial Inc
	1,000,000	3.750%, 11/18/19	1,002,625
	2,000,000	4.250%, 4/15/21	2,045,000
		Banco de Credito del Peru
	980,000	4.250%, 4/1/23	1,027,785
		Banco do Brasil SA
	1,200,000	4.750%, 3/20/24	1,256,340
		Bank of New Zealand
	2,050,000	3.500%, 2/20/24	2,124,610
		BPCE SA
EUR	1,850,000	12.500% (3 Month EURIBOR
		+ 13.130%), 9/30/19 [2,3,4]	2,167,152
		Caixa Geral de Depositos SA
EUR	800,000	5.750% (5 Year Swap Rate
		EUR + 5.500%), 6/28/28 [2,3]	996,051
		CBQ Finance Ltd
	1,875,000	7.500%, 11/18/19	1,907,333
		Commerzbank AG
EUR	1,500,000	7.750%, 3/16/21	1,919,830
		Commonwealth Bank of Australia
	1,300,000	4.316%, 1/10/48	1,365,596
		Cooperatieve Rabobank UA
	2,600,000	11.000% (3 Month LIBOR
		USD + 10.868%), 6/30/19 [2,3,4]	2,600,000
		Credit Agricole SA
EUR	250,000	3.900%, 4/19/21	304,005
		Credit Suisse AG
EUR	1,000,000	5.750% (5 Year Swap Rate
		EUR + 4.000%), 9/18/25 [2,3]	1,211,255
		DBS Group Holdings Ltd
EUR	872,000	1.500% (5 Year Swap Rate
		EUR + 1.200%), 4/11/28 [2,3]	1,006,850
		Deutsche Bank AG
	1,425,000	4.250%, 10/14/21	1,445,116
		Erste Group Bank AG
	1,000,000	5.500% (5 Year Swap Rate
		USD + 3.766%), 5/26/25 [2,3]	1,021,706
		HSBC Bank Capital Funding
		Sterling 2 LP
GBP	1,125,000	5.862% (6 Month LIBOR
		GBP + 1.850%), 4/7/20 [2,3,4]	1,472,660
		ICBC Standard Bank PLC
	1,021,000	8.125%, 12/2/19	1,041,548
		Industrial & Commercial
		Bank of China Ltd
	940,000	4.875%, 9/21/25	1,016,031
		ING Bank NV
EUR	800,000	3.625% (5 Year Swap Rate
		EUR + 2.250%), 2/25/26 [2,3]	960,855
		Itau Unibanco Holding SA
	963,000	5.125%, 5/13/23	1,012,980
		JPMorgan Chase & Co
	1,550,000	3.509% (3 Month LIBOR
		USD + 0.945%), 1/23/29 [2,3]	1,612,744
		KBC Group NV
EUR	900,000	1.875% (5 Year Swap Rate
		EUR + 1.500%), 3/11/27 [2,3]	1,061,882
		La Banque Postale SA
EUR	1,000,000	2.750% (5 Year Swap Rate
		EUR + 1.520%), 4/23/26 [2,3]	1,183,067
		Morgan Stanley
	1,775,000	3.772% (3 Month LIBOR
		USD + 1.140%), 1/24/29 [2,3]	1,863,724
		National Australia Bank Ltd
EUR	1,000,000	2.000% (5 Year Swap Rate
		EUR + 1.650%), 11/12/24 [2,3]	1,143,867
		Nordea Bank Abp
EUR	400,000	1.875% (5 Year Swap Rate
		EUR + 1.700%), 11/10/25 [2,3]	464,918
		Powszechna Kasa Oszczednosci Bank
		Polski SA Via PKO Finance AB
	1,888,000	4.630%, 9/26/22	1,993,258
		Shinhan Bank Co Ltd
	1,000,000	4.000%, 4/23/29	1,037,819
		Societe Generale SA
EUR	1,600,000	9.375% (3 Month EURIBOR
		+ 8.901%), 9/4/19 [2,3,4]	1,850,409
		Standard Chartered PLC
EUR	800,000	4.000% (5 Year Swap Rate
		EUR + 2.300%), 10/21/25 [2,3]	950,269
		State Bank of India
	985,000	4.375%, 1/24/24	1,030,792
			44,052,533

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited) (Continued)

Principal
Amount†			Value

CORPORATE BONDS: 96.6% (Continued)

Broadcasting: 3.9%
		Discovery Communications LLC
	2,275,000	2.950%, 3/20/23	$2,297,313
	1,139,000	4.125%, 5/15/29	1,187,309
		Grupo Televisa SAB
	1,100,000	5.250%, 5/24/49	1,142,989
		Lions Gate Capital Holdings LLC
	975,000	6.375%, 2/1/24 [1]	1,027,406
		Netflix Inc
EUR	675,000	3.875%, 11/15/29	833,366
		Nexstar Broadcasting Inc
	725,000	5.875%, 11/15/22	743,125
		Nexstar Escrow Inc
	325,000	5.625%, 7/15/27 [1]	333,531
		Sinclair Television Group Inc
	1,375,000	5.375%, 4/1/21	1,379,297
		Sirius XM Radio Inc
	1,106,000	3.875%, 8/1/22 [1]	1,114,295
	525,000	4.625%, 7/15/24 [1]	538,535
	1,025,000	6.000%, 7/15/24 [1]	1,057,287
	825,000	5.500%, 7/1/29 [1]	847,853
		Tribune Media Co
	2,800,000	5.875%, 7/15/22	2,862,720
			15,365,026
Building Materials: 1.2%
		CEMEX Finance LLC
	961,000	6.000%, 4/1/24	992,232
		Sherwin-Williams Co
	750,000	3.450%, 6/1/27	772,559
	2,775,000	4.500%, 6/1/47	2,964,562
			4,729,353
Cable/Satellite TV: 5.4%
		CCO Holdings LLC /
		CCO Holdings Capital Corp
	1,825,000	5.250%, 3/15/21	1,834,125
	550,000	5.250%, 9/30/22	559,336
	1,000,000	5.000%, 2/1/28 [1]	1,023,700
		Charter Communications
		Operating LLC / Charter
		Communications Operating Capital
	2,625,000	5.050%, 3/30/29	2,902,119
	2,175,000	5.750%, 4/1/48	2,409,285
		Comcast Corp
	5,325,000	4.150%, 10/15/28	5,873,859
	2,125,000	4.700%, 10/15/48	2,492,374
		CSC Holdings LLC
	2,000,000	10.875%, 10/15/25 [1]	2,296,250
		Midcontinent Communications /
		Midcontinent Finance Corp
	2,000,000	6.875%, 8/15/23 [1]	2,085,000
			21,476,048
Capital Goods: 0.9%
		Amsted Industries Inc
	500,000	5.625%, 7/1/27 [1]	522,500
		CK Hutchison Europe
		Finance 18 Ltd
EUR	1,615,000	1.250%, 4/13/25	1,913,506
		Wabtec Corp
	1,000,000	4.400%, 3/15/24	1,059,424
			3,495,430
Chemicals: 1.4%
		Braskem Netherlands Finance BV
	1,460,000	4.500%, 1/10/28	1,482,265
		CF Industries Inc
	2,100,000	3.400%, 12/1/21 [1]	2,132,730
		LG Chem Ltd
	1,020,000	3.625%, 4/15/29	1,056,076
		Reliance Holding USA Inc
	920,000	5.400%, 2/14/22	977,940
			5,649,011
Consumer-Products: 0.2%
		Spectrum Brands Inc
	896,000	6.625%, 11/15/22	919,744
Containers: 2.6%
		Ardagh Packaging Finance PLC /
		Ardagh Holdings USA Inc
	1,000,000	7.250%, 5/15/24 [1]	1,057,500
		Ball Corp
EUR	1,600,000	3.500%, 12/15/20	1,915,104
		Berry Global Inc
	2,000,000	5.500%, 5/15/22	2,030,000
	775,000	6.000%, 10/15/22	792,437
	1,375,000	5.125%, 7/15/23	1,410,819
		Graphic Packaging International LLC
	525,000	4.750%, 7/15/27 [1]	540,094
		OI European Group BV
EUR	850,000	6.750%, 9/15/20	1,048,776
		Reynolds Group Issuer Inc /
		Reynolds Group Issuer LLC
	1,550,572	5.750%, 10/15/20	1,556,387
			10,351,117
Diversified Financial Services: 2.2%
		CIT Group Inc
	1,800,000	5.000%, 8/15/22	1,914,426
		Grupo de Inversiones Suramericana SA
	1,500,000	5.500%, 4/29/26	1,638,750
		Kuwait Projects Co SPC Ltd
	900,000	9.375%, 7/15/20	961,620
		MDC-GMTN BV
	2,125,000	4.500%, 11/7/28	2,377,142
		Springleaf Finance Corp
	1,000,000	7.750%, 10/1/21	1,097,500
	625,000	6.125%, 3/15/24	673,438
			8,662,876

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited) (Continued)

Principal
Amount†			Value

CORPORATE BONDS: 96.6% (Continued)

Diversified Media: 3.1%
		Clear Channel International BV
	2,000,000	8.750%, 12/15/20 [1]	$2,055,000
		Clear Channel Worldwide
		Holdings Inc
	2,000,000	6.500%, 11/15/22	2,055,000
		Fox Corp
	2,550,000	4.030%, 1/25/24 [1]	2,714,086
		Lamar Media Corp
	1,175,000	5.750%, 2/1/26	1,239,625
		Outfront Media Capital LLC /
		Outfront Media Capital Corp
	2,150,000	5.625%, 2/15/24	2,219,875
		Prosus NV
	1,760,000	5.500%, 7/21/25	1,924,032
			12,207,618
Energy: 9.9%
		Andeavor Logistics LP /
		Tesoro Logistics Finance Corp
	905,000	5.250%, 1/15/25	957,961
		Concho Resources Inc
	2,591,000	4.375%, 1/15/25	2,693,772
	625,000	4.850%, 8/15/48	703,864
		Continental Resources Inc
	1,250,000	4.375%, 1/15/28	1,316,623
		DCP Midstream Operating LP
	1,150,000	5.125%, 5/15/29	1,183,062
		Delek & Avner Tamar Bond Ltd
	800,000	4.435%, 12/30/20 [1]	811,962
		Energy Transfer Operating LP
	1,000,000	4.250%, 3/15/23	1,044,754
	1,225,000	6.250%, 4/15/49	1,453,453
		Enterprise Products Operating LLC
	1,625,000	4.200%, 1/31/50	1,668,759
		Gazprom OAO Via Gaz Capital SA
EUR	900,000	2.949%, 1/24/24	1,097,922
		Indian Oil Corp Ltd
	1,260,000	4.750%, 1/16/24	1,323,460
		KazMunayGas National Co JSC
	980,000	5.375%, 4/24/30	1,088,120
		Kinder Morgan Energy Partners LP
	950,000	4.300%, 5/1/24	1,010,459
		Lukoil International Finance BV
	965,000	4.563%, 4/24/23	1,002,567
		MOL Hungarian Oil & Gas PLC
EUR	805,000	2.625%, 4/28/23	994,069
		MPLX LP
	1,650,000	4.000%, 2/15/25	1,724,133
	1,250,000	4.125%, 3/1/27	1,309,575
		Pertamina Persero PT
	1,000,000	4.300%, 5/20/23	1,045,943
		Petrobras Global Finance BV
	1,995,000	5.750%, 2/1/29	2,084,575
		Plains All American Pipeline LP /
		PAA Finance Corp
	1,125,000	5.750%, 1/15/20	1,141,317
	3,300,000	3.850%, 10/15/23	3,411,785
		Sabine Pass Liquefaction LLC
	875,000	5.625%, 4/15/23	953,608
	1,525,000	5.000%, 3/15/27	1,673,418
		Saudi Arabian Oil Co
	970,000	3.500%, 4/16/29	983,372
	1,030,000	4.375%, 4/16/49	1,046,183
		Senaat Sukuk Ltd
	650,000	4.760%, 12/5/25	700,648
		Southern Star Central Corp
	4,650,000	5.125%, 7/15/22 [1]	4,708,125
			39,133,489
Food & Drug Retail: 3.5%
		Cencosud SA
	1,000,000	5.150%, 2/12/25	1,061,006
		CVS Health Corp
	3,575,000	3.700%, 3/9/23	3,699,563
	4,650,000	4.300%, 3/25/28	4,907,508
	3,725,000	5.050%, 3/25/48	3,973,680
			13,641,757
Food/Beverage/Tobacco: 7.6%
		Almarai Sukuk Ltd
	510,000	4.311%, 3/5/24	532,524
		Anheuser-Busch Cos LLC / Anheuser-
		Busch InBev Worldwide Inc
	3,150,000	4.700%, 2/1/36	3,460,815
		Anheuser-Busch InBev
		Worldwide Inc
	1,875,000	4.750%, 1/23/29	2,130,218
	2,875,000	4.600%, 4/15/48	3,082,233
	2,575,000	5.550%, 1/23/49	3,160,167
	1,625,000	4.750%, 4/15/58	1,721,317
		Aramark Services Inc
	1,000,000	5.125%, 1/15/24	1,030,000
		BRF SA
EUR	875,000	2.750%, 6/3/22	1,023,359
		Constellation Brands Inc
	2,250,000	4.750%, 11/15/24	2,478,014
	2,335,000	4.750%, 12/1/25	2,581,048
	1,650,000	4.650%, 11/15/28	1,843,655
	2,072,000	4.100%, 2/15/48	2,050,028
		Grupo Bimbo SAB de CV
	1,845,000	4.500%, 1/25/22	1,911,248
	300,000	4.875%, 6/27/44	315,891
	700,000	4.700%, 11/10/47	719,838
		Marfrig Holdings Europe BV
	966,000	8.000%, 6/8/23	1,008,263
		Sigma Alimentos S.A. de CV
	1,048,000	4.125%, 5/2/26	1,058,228
			30,106,846

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited) (Continued)

Principal
Amount†			Value

CORPORATE BONDS: 96.6% (Continued)

Gaming: 1.4%
		Boyd Gaming Corp
	1,000,000	6.875%, 5/15/23	$1,036,250
		Caesars Resort Collection LLC /
		CRC Finco Inc
	2,000,000	5.250%, 10/15/25 [1]	2,011,250
		Jack Ohio Finance LLC /
		Jack Ohio Finance 1 Corp
	925,000	6.750%, 11/15/21 [1]	952,472
		MGM Growth Properties
		Operating Partnership LP /
		MGP Finance Co-Issuer Inc
	1,400,000	5.750%, 2/1/27 [1]	1,510,250
			5,510,222
Healthcare: 11.7%
		Bausch Health Americas Inc
	925,000	8.500%, 1/31/27 [1]	1,019,369
		Bausch Health Cos Inc
	1,829,000	6.500%, 3/15/22 [1]	1,897,587
	2,200,000	5.875%, 5/15/23 [1]	2,233,814
	1,925,000	5.750%, 8/15/27 [1]	2,027,949
		Becton Dickinson and Co
EUR	600,000	1.401%, 5/24/23	708,286
		Becton Dickinson Euro Finance Sarl
EUR	1,150,000	1.208%, 6/4/26	1,334,554
		Bristol-Myers Squibb Co
	2,832,000	3.400%, 7/26/29 [1]	2,967,539
	7,000,000	4.250%, 10/26/49 [1]	7,749,318
		Centene Corp
	1,975,000	5.625%, 2/15/21	2,014,500
	1,900,000	6.125%, 2/15/24	1,992,625
		Cigna Corp
	1,900,000	3.750%, 7/15/23 [1]	1,979,496
		DaVita Inc
	1,025,000	5.750%, 8/15/22	1,037,812
		Eagle Holding Co II LLC
	975,000	7.625% Cash or
		8.375% PIK, 5/15/22 [1]	982,313
		Elanco Animal Health Inc
	1,450,000	4.272%, 8/28/23 [1]	1,522,857
		HCA Healthcare Inc
	2,000,000	6.250%, 2/15/21	2,100,000
		HCA Inc
	2,975,000	5.875%, 3/15/22	3,252,371
	1,000,000	5.875%, 5/1/23	1,089,880
	2,075,000	5.250%, 4/15/25	2,301,904
	2,510,000	5.250%, 6/15/49	2,619,610
		Hill-Rom Holdings Inc
	1,500,000	5.750%, 9/1/23 [1]	1,554,075
		Molina Healthcare Inc
	1,000,000	5.375%, 11/15/22	1,043,750
		MPT Operating Partnership LP /
		MPT Finance Corp
EUR	850,000	4.000%, 8/19/22	1,063,380
		RegionalCare Hospital
		Partners Holdings Inc
	1,425,000	8.250%, 5/1/23 [1]	1,517,625
			46,010,614
Homebuilders/Real Estate: 1.4%
		DEMIRE Deutsche Mittelstand
		Real Estate AG
EUR	925,000	2.875%, 7/15/22	1,069,242
		Emaar Sukuk Ltd
	1,100,000	3.635%, 9/15/26	1,079,405
		Globalworth Real Estate
		Investments Ltd
EUR 900,000		2.875%, 6/20/22	1,086,536
		Lennar Corp
	2,150,000	4.500%, 11/15/19	2,163,437
			5,398,620
Hotels: 0.2%
		Hilton Domestic Operating Co Inc
	700,000	4.875%, 1/15/30 [1]	722,750

Metals/Mining: 2.2%
		AngloGold Ashanti Holdings PLC
	945,000	5.125%, 8/1/22	988,452
	938,000	6.500%, 4/15/40	1,019,479
		Corp Nacional del Cobre de Chile
EUR	1,610,000	2.250%, 7/9/24	2,000,760
		Nexa Resources SA
	950,000	5.375%, 5/4/27	1,002,013
		Rusal Capital DAC
	1,060,000	4.850%, 2/1/23	1,056,290
		Southern Copper Corp
	1,000,000	3.875%, 4/23/25	1,042,454
	600,000	5.250%, 11/8/42	660,258
		Vale Overseas Ltd
	550,000	6.250%, 8/10/26	627,523
		Vale SA
EUR	327,000	3.750%, 1/10/23	402,504
			8,799,733
Paper: 1.1%
		Inversiones CMPC SA
	1,200,000	4.375%, 4/4/27	1,259,738
		Smurfit Kappa Acquisitions ULC
EUR	875,000	3.250%, 6/1/21	1,051,800
		Suzano Austria GmbH
	1,850,000	6.000%, 1/15/29	2,021,125
			4,332,663

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited) (Continued)

Principal
Amount†			Value

CORPORATE BONDS: 96.6% (Continued)

Quasi & Foreign Government: 2.4%
		Abu Dhabi Government
		International Bond
	1,800,000	4.125%, 10/11/47	$1,975,743
		Indian Railway Finance Corp Ltd
	1,450,000	3.730%, 3/29/24	1,483,555
		MDC-GMTN BV
EUR	760,000	3.625%, 5/30/23	975,803
		Qatar Government
		International Bond
	1,800,000	4.817%, 3/14/49	2,067,471
		Saudi Government
		International Bond
	885,000	5.250%, 1/16/50	1,008,493
		SPARC EM SPC
		Panama Metro Line 2 SP
	942,996	N/A, 12/5/22 [5]	895,856
		Temasek Financial I Ltd
EUR	815,000	1.500%, 3/1/28	1,018,161
			9,425,082
Railroads: 0.1%
		Ceske Drahy AS
EUR	300,000	1.500%, 5/23/26	352,129

Restaurants: 0.3%
		New Red Finance Inc
	1,075,000	4.625%, 1/15/22 [1]	1,077,687

Services: 0.3%
		Herc Holdings Inc
	575,000	5.500%, 7/15/27 [1]	580,031
		Sunny Express Enterprises Corp
	570,000	3.500%, 3/21/22	582,654
			1,162,685
Steel: 1.1%
		Allegheny Technologies Inc
	1,000,000	7.875%, 8/15/23	1,075,300
		Gerdau Trade Inc
	1,436,000	4.875%, 10/24/27	1,500,634
		Steel Dynamics Inc
	1,800,000	5.125%, 10/1/21	1,821,006
			4,396,940
Super Retail: 3.5%
		Home Depot Inc
	6,962,000	2.950%, 6/15/29	7,150,788
	3,686,000	3.900%, 6/15/47	3,995,515
		Lowe’s Cos Inc
	2,725,000	3.700%, 4/15/46	2,570,456
			13,716,759

Technology: 1.8%
		Alibaba Group Holding Ltd
	1,858,000	3.400%, 12/6/27	1,889,298
		Baidu Inc
	1,060,000	4.375%, 5/14/24	1,124,053
	1,070,000	4.875%, 11/14/28	1,173,184
		Tencent Holdings Ltd
	1,030,000	3.595%, 1/19/28	1,052,761
	1,670,000	3.975%, 4/11/29	1,747,095
			6,986,391
Telecommunications: 9.2%
		America Movil SAB de CV
	800,000	6.125%, 3/30/40	1,046,278
		American Tower Corp
	4,000,000	3.375%, 5/15/24	4,117,607
	3,306,000	3.800%, 8/15/29	3,414,833
		AT&T Inc
EUR	2,275,000	1.300%, 9/5/23	2,706,206
	2,375,000	4.125%, 2/17/26	2,528,374
	2,017,000	4.350%, 3/1/29	2,174,328
	1,975,000	4.500%, 5/15/35	2,070,670
		Crown Castle International Corp
	3,250,000	3.150%, 7/15/23	3,315,221
	1,875,000	4.300%, 2/15/29	2,027,843
		Intelsat Jackson Holdings SA
	1,250,000	8.000%, 2/15/24 [1]	1,306,250
		Level 3 Financing Inc
	1,400,000	6.125%, 1/15/21	1,410,500
		Ooredoo International Finance Ltd
	950,000	5.000%, 10/19/25	1,047,739
		SBA Communications Corp
	2,800,000	4.875%, 7/15/22	2,842,336
	1,000,000	4.875%, 9/1/24	1,033,750
		Sprint Corp
	950,000	7.125%, 6/15/24	1,009,660
		T-Mobile USA Inc
	2,000,000	6.000%, 3/1/23	2,050,000
	1,000,000	6.500%, 1/15/24	1,037,500
	1,000,000	6.000%, 4/15/24	1,045,000
			36,184,095
Transportation Excluding Air/Rail: 1.7%
		Adani Ports & Special
		Economic Zone Ltd
	1,591,000	4.000%, 7/30/27	1,592,963
		DP World Crescent Ltd
	1,850,000	4.848%, 9/26/28	1,975,410
		DP World PLC
EUR	740,000	2.375%, 9/25/26	882,555
		HPHT Finance 15 Ltd
	1,350,000	2.875%, 3/17/20	1,353,361
		Pelabuhan Indonesia III Persero PT
	985,000	4.500%, 5/2/23	1,030,556
			6,834,845

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited) (Continued)

Principal
Amount†			Value

CORPORATE BONDS: 96.6% (Continued)

Utilities: 2.4%
		Calpine Corp
	1,925,000	6.000%, 1/15/22 [1]	$1,941,844
		Engie SA
EUR	1,100,000	1.625%, 4/8/25 [2,6,7]	1,261,836
		Indiantown Cogeneration LP
	257,045	9.770%, 12/15/20	265,373
		Israel Electric Corp Ltd
	2,217,000	4.250%, 8/14/28	2,315,080
		NextEra Energy
		Operating Partners LP
	575,000	4.250%, 7/15/24 [1]	579,683
		Saudi Electricity Global Sukuk Co 2
	670,000	5.060%, 4/8/43	713,682
		Saudi Electricity Global Sukuk Co 4
	1,361,000	4.723%, 9/27/28	1,485,198
		State Grid Europe
		Development 2014 PLC
EUR	797,000	2.450%, 1/26/27	996,364
			9,559,060
TOTAL CORPORATE BONDS
(Cost $367,357,194)			380,663,566

U.S. GOVERNMENT NOTES/BONDS: 0.9%

Sovereign: 0.9%
		United States Treasury Note/Bond
	3,575,000	2.375%, 5/15/29	3,694,818
TOTAL U.S. GOVERNMENT NOTES/BONDS
(Cost $3,657,541)			3,694,818

Shares
AFFILIATED MUTUAL FUNDS: 1.0%
	400,000	Muzinich High Income
		Floating Rate Fund	3,976,000
TOTAL AFFILIATED MUTUAL FUNDS
(Cost $4,000,000)			3,976,000
TOTAL INVESTMENTS IN SECURITIES: 98.5%
(Cost $375,014,735)			388,334,384
Other Assets in Excess of Liabilities: 1.5%			6,012,222
TOTAL NET ASSETS: 100.0%			$394,346,606

†	In USD unless otherwise indicated.
EUR – Euro
EurlBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
LIBOR – London Interbank Offered Rate
PIK – Payment-in-Kind – represents the security may pay interest in additional par.
USD – United States Dollar
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At June 30, 2019, the value of these securities amounted to $67,364,578 or 17.1% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on June 30, 2019. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[3]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on June 30, 2019. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[4]	Perpetual call date security. Date shown is next call date.
[5]	Zero coupon security.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.
[7]	Perpetual call date security. Date shown is next call date.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2019 (Unaudited)

The Credit Opportunities Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

		U.S. Dollar Value		U.S. Dollar Value	Unrealized Appreciation
Settlement Date	Currency to be Delivered	at June 30, 2019	Currency to be Received	at June 30, 2019	(Depreciation)
9/17/19	EUR 41,200,000	$47,153,454	$46,797,803	$46,797,803	$(355,651)
9/17/19	GBP 1,100,000	1,402,084	$1,400,740	1,400,740	(1,344)
9/17/19	$3,421,473	3,421,473	EUR 3,000,000	3,433,504	12,031
		$51,977,011		$51,632,047	$(344,964)

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited)

Principal
Amount		Value

CORPORATE BONDS: 86.4%

Aerospace/Defense: 1.3%
	Bombardier Inc
$125,000	6.000%, 10/15/22 [1]	$126,161
125,000	7.500%, 12/1/24 [1]	127,813
	TransDigm Inc
75,000	6.500%, 7/15/24	76,125
75,000	6.250%, 3/15/26 [1]	79,125
	Triumph Group Inc
100,000	5.250%, 6/1/22	98,500
		507,724
Airlines: 0.3%
	VistaJet Malta Finance PLC /
	XO Management Holding Inc
100,000	10.500%, 6/1/24 [1]	100,000

Automotive & Auto Parts: 1.7%
	Adient Global Holdings Ltd
200,000	4.875%, 8/15/26 [1]	160,000
	American Axle & Manufacturing Inc
215,000	6.250%, 4/1/25	214,731
	Cooper-Standard Automotive Inc
200,000	5.625%, 11/15/26 [1]	178,500
	Panther BF Aggregator 2 LP /
	Panther Finance Co Inc
75,000	8.500%, 5/15/27 [1]	77,438
	Tenneco Inc
75,000	5.000%, 7/15/26	60,750
		691,419
Banking: 0.8%
	Ally Financial Inc
75,000	8.000%, 11/1/31	99,503
	Credit Suisse Group AG
200,000	7.500% (5 Year Swap Rate
	USD + 4.598%), 12/11/23 [2,3,4]	220,550
		320,053
Broadcasting: 4.3%
	AMC Networks Inc
50,000	4.750%, 12/15/22	50,753
125,000	5.000%, 4/1/24	128,906
	Gray Television Inc
150,000	5.875%, 7/15/26 [1]	156,000
25,000	7.000%, 5/15/27 [1]	27,187
	iHeartCommunications Inc
100,000	8.375%, 5/1/27	105,252
	Lions Gate Capital Holdings LLC
75,000	5.875%, 11/1/24 [1]	77,250
	Netflix Inc
25,000	4.875%, 4/15/28	25,844
	Nexstar Broadcasting Inc
50,000	5.875%, 11/15/22	51,250
175,000	5.625%, 8/1/24 [1]	181,730
	Nexstar Escrow Inc
50,000	5.625%, 7/15/27 [1]	51,313
	Sinclair Television Group Inc
125,000	5.625%, 8/1/24 [1]	128,125
25,000	5.875%, 3/15/26 [1]	25,649
	Sirius XM Radio Inc
150,000	4.625%, 7/15/24 [1]	153,867
200,000	6.000%, 7/15/24 [1]	206,300
100,000	5.375%, 4/15/25 [1]	103,500
	Tribune Media Co
225,000	5.875%, 7/15/22	230,040
		1,702,966
Building Materials: 0.9%
	New Enterprise Stone & Lime Co Inc
100,000	6.250%, 3/15/26 [1]	101,750
	SRS Distribution Inc
25,000	8.250%, 7/1/26 [1]	24,375
	Standard Industries Inc
125,000	5.500%, 2/15/23 [1]	128,750
100,000	5.375%, 11/15/24 [1]	103,875
		358,750
Cable/Satellite TV: 7.2%
	Altice Financing SA
400,000	6.625%, 2/15/23 1	411,000
	Altice France SA
275,000	7.375%, 5/1/26 [1]	282,563
	CCO Holdings LLC /
	CCO Holdings Capital Corp
125,000	5.250%, 9/30/22	127,122
125,000	5.125%, 2/15/23	127,287
125,000	5.750%, 9/1/23	128,085
250,000	5.500%, 5/1/26 [1]	262,263
25,000	5.875%, 5/1/27 [1]	26,437
50,000	5.375%, 6/1/29 [1]	51,750
	CSC Holdings LLC
200,000	5.375%, 7/15/23 1	206,000
425,000	10.875%, 10/15/25 [1]	487,953
200,000	7.500%, 4/1/28 [1]	220,560
	DISH DBS Corp
125,000	5.875%, 11/15/24	118,750
	Midcontinent Communications /
	Midcontinent Finance Corp
225,000	6.875%, 8/15/23 [1]	234,563
	UPCB Finance IV Ltd.
200,000	5.375%, 1/15/25 [1]	206,062
		2,890,395
Capital Goods: 2.4%
	Amsted Industries Inc
100,000	5.625%, 7/1/27 [1]	104,500
	Anixter Inc
75,000	6.000%, 12/1/25 [1]	81,562

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited) (Continued)

Principal
Amount		Value

CORPORATE BONDS: 86.4% (Continued)

Capital Goods: 2.4% (Continued)
	ATS Automation Tooling Systems Inc
$50,000	6.500%, 6/15/23 [1]	$51,750
	BCD Acquisition Inc
200,000	9.625%, 9/15/23 [1]	210,750
	Cloud Crane LLC
100,000	10.125%, 8/1/24 [1]	107,750
	Colfax Corp
25,000	6.000%, 2/15/24 [1]	26,531
	Griffon Corp
125,000	5.250%, 3/1/22	124,844
	JB Poindexter & Co Inc
75,000	7.125%, 4/15/26 [1]	76,875
	Manitowoc Co Inc
100,000	9.000%, 4/1/26 [1]	100,250
	Park-Ohio Industries Inc
75,000	6.625%, 4/15/27	75,375
		960,187
Chemicals: 3.1%
	Blue Cube Spinco LLC
50,000	10.000%, 10/15/25	56,812
	CF Industries Inc
100,000	4.950%, 6/1/43	89,875
	Chemours Co
125,000	5.375%, 5/15/27	119,687
	Consolidated Energy Finance SA
150,000	6.160% (3 Month LIBOR
	USD + 3.750%), 6/15/22 [1,2]	149,941
	Cornerstone Chemical Co
125,000	6.750%, 8/15/24 [1]	117,812
	CVR Partners LP / CVR Nitrogen
	Finance Corp
50,000	9.250%, 6/15/23 [1]	52,472
	Eagle Intermediate Global
	Holding BV/Ruyi US Finance LLC
150,000	7.500%, 5/1/25 [1]	143,063
	Koppers Inc
100,000	6.000%, 2/15/25 [1]	94,250
	Kraton Polymers LLC /
	Kraton Polymers Capital Corp
75,000	7.000%, 4/15/25 [1]	76,313
	Neon Holdings Inc
50,000	10.125%, 4/1/26 [1]	49,375
	PQ Corp
100,000	6.750%, 11/15/22 [1]	103,909
	Tronox Inc
50,000	6.500%, 4/15/26 [1]	49,750
	Univar USA Inc
150,000	6.750%, 7/15/23 [1]	153,563
		1,256,822

Consumer-Products: 0.3%
	Energizer Holdings Inc
75,000	5.500%, 6/15/25 [1]	76,125
25,000	6.375%, 7/15/26 [1]	25,750
		101,875
Containers: 3.3%
	Ardagh Packaging Finance PLC /
	Ardagh Holdings USA Inc
200,000	4.625%, 5/15/23 [1]	203,750
200,000	7.250%, 5/15/24 [1]	211,500
	Berry Global Escrow Corp
75,000	4.875%, 7/15/26 [1]	76,781
	Berry Global Inc
75,000	5.500%, 5/15/22	76,125
	BWAY Holding Co
150,000	5.500%, 4/15/24 [1]	150,638
	Crown Americas LLC /
	Crown Americas Capital Corp IV
125,000	4.500%, 1/15/23	130,469
	Graphic Packaging International LLC
75,000	4.750%, 7/15/27 [1]	77,156
	Greif Inc
75,000	6.500%, 3/1/27 [1]	77,625
	Owens-Brockway Glass Container Inc
100,000	5.875%, 8/15/23 [1]	108,230
	Reynolds Group Issuer Inc /
	Reynolds Group Issuer LLC
145,366	5.750%, 10/15/20	145,911
75,000	5.125%, 7/15/23 [1]	76,594
		1,334,779
Diversified Financial Services: 5.3%
	Alliance Data Systems Corp
298,000	5.375%, 8/1/22 [1]	302,991
	DAE Funding LLC
125,000	5.750%, 11/15/23 [1]	131,563
175,000	5.000%, 8/1/24 [1]	182,656
	Fly Leasing Ltd
200,000	5.250%, 10/15/24	205,000
	Icahn Enterprises LP /
	Icahn Enterprises Finance Corp
100,000	6.250%, 2/1/22	102,625
75,000	6.750%, 2/1/24	78,187
100,000	6.250%, 5/15/26 [1]	101,625
	Ladder Capital Finance Holdings LLLP /
	Ladder Capital Finance Corp
100,000	5.250%, 3/15/22 [1]	102,250
50,000	5.250%, 10/1/25 [1]	50,250
	LPL Holdings Inc
50,000	5.750%, 9/15/25 [1]	51,313
	Nationstar Mortgage Holdings Inc
125,000	8.125%, 7/15/23 [1]	127,813
	Navient Corp
100,000	5.875%, 3/25/21	104,250

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited) (Continued)

Principal
Amount		Value

CORPORATE BONDS: 86.4% (Continued)

Diversified Financial Services: 5.3% (Continued)
	Park Aerospace Holdings Ltd
$75,000	4.500%, 3/15/23 [1]	$77,600
150,000	5.500%, 2/15/24 [1]	161,884
	Springleaf Finance Corp
25,000	7.750%, 10/1/21	27,437
125,000	5.625%, 3/15/23	133,125
50,000	6.125%, 3/15/24	53,875
25,000	6.875%, 3/15/25	27,437
75,000	7.125%, 3/15/26	82,313
		2,104,194
Diversified Media: 2.9%
	Belo Corp
125,000	7.750%, 6/1/27	138,125
50,000	7.250%, 9/15/27	54,000
	Clear Channel International BV
150,000	8.750%, 12/15/20 [1]	154,125
	Clear Channel Worldwide Holdings Inc
250,000	6.500%, 11/15/22	256,875
150,000	6.500%, 11/15/22	153,562
75,000	9.250%, 2/15/24 [1]	81,563
	Nielsen Finance LLC / Nielsen Finance Co
125,000	5.000%, 4/15/22 [1]	125,312
	Outfront Media Capital LLC /
	Outfront Media Capital Corp
100,000	5.875%, 3/15/25	103,750
	TEGNA Inc
100,000	6.375%, 10/15/23	103,375
		1,170,687
Energy: 12.3%
	Andeavor Logistics LP
50,000	6.875% (3 Month LIBOR
	USD + 4.652%), 2/15/23 [2,3,4]	49,902
	Antero Resources Corp
75,000	5.375%, 11/1/21	74,344
	Apergy Corp
75,000	6.375%, 5/1/26	75,937
	Baytex Energy Corp
25,000	5.625%, 6/1/24 [1]	24,000
	Berry Petroleum Co LLC
100,000	7.000%, 2/15/26 [1]	97,500
	Blue Racer Midstream LLC /
	Blue Racer Finance Corp
150,000	6.625%, 7/15/26 [1]	151,875
	Buckeye Partners LP
125,000	3.950%, 12/1/26	110,887
50,000	5.600%, 10/15/44	41,266
	California Resources Corp
100,000	8.000%, 12/15/22 [1]	75,875
	Callon Petroleum Co
100,000	6.375%, 7/1/26	101,500
	Carrizo Oil & Gas Inc
75,000	6.250%, 4/15/23	72,750
	Chesapeake Energy Corp
50,000	4.875%, 4/15/22	47,500
100,000	7.000%, 10/1/24	90,125
200,000	8.000%, 6/15/27	177,250
	CITGO Petroleum Corp
150,000	6.250%, 8/15/22 [1]	150,562
	Covey Park Energy LLC /
	Covey Park Finance Corp
125,000	7.500%, 5/15/25 [1]	90,625
	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance Corp
150,000	6.250%, 4/1/23	153,750
75,000	5.750%, 4/1/25	76,312
	CrownRock LP / CrownRock Finance Inc
125,000	5.625%, 10/15/25 [1]	125,781
	DCP Midstream Operating LP
150,000	3.875%, 3/15/23	151,500
50,000	5.125%, 5/15/29	51,437
	Delek Logistics Partners LP /
	Delek Logistics Finance Corp
100,000	6.750%, 5/15/25	99,500
	EnLink Midstream Partners LP
100,000	4.850%, 7/15/26	101,125
50,000	5.450%, 6/1/47	43,000
	Genesis Energy LP /
	Genesis Energy Finance Corp
75,000	6.500%, 10/1/25	73,594
	Global Partners LP / GLP Finance Corp
100,000	6.250%, 7/15/22	101,500
	Gulfport Energy Corp
50,000	6.625%, 5/1/23	43,250
100,000	6.000%, 10/15/24	77,750
100,000	6.375%, 1/15/26	76,250
	Laredo Petroleum Inc
50,000	5.625%, 1/15/22	46,625
125,000	6.250%, 3/15/23	116,912
	Matador Resources Co
100,000	5.875%, 9/15/26	101,500
	McDermott Technology Americas Inc /
	McDermott Technology US Inc
50,000	10.625%, 5/1/24 [1]	46,921
	MEG Energy Corp
75,000	6.375%, 1/30/23 [1]	71,719
	Murphy Oil Corp
75,000	5.750%, 8/15/25	78,105
100,000	5.625%, 12/1/42	90,000
	Nabors Industries Inc
50,000	5.750%, 2/1/25	44,563
	Northern Oil and Gas Inc
100,250	9.500% Cash or 1.000% PIK, 5/15/23	104,009

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited) (Continued)

Principal
Amount		Value

CORPORATE BONDS: 86.4% (Continued)

Energy: 12.3%% (Continued)
	Oasis Petroleum Inc
$125,000	6.875%, 1/15/23	$125,313
50,000	6.250%, 5/1/26 [1]	48,625
	Parkland Fuel Corp
150,000	6.000%, 4/1/26 [1]	153,938
100,000	5.875%, 7/15/27 [1]	101,845
	Precision Drilling Corp
16,054	6.500%, 12/15/21	16,175
25,000	7.125%, 1/15/26 [1]	24,312
	QEP Resources Inc
75,000	6.875%, 3/1/21	77,438
	Range Resources Corp
50,000	5.000%, 8/15/22	47,688
50,000	4.875%, 5/15/25	44,125
	SM Energy Co
75,000	5.000%, 1/15/24	69,188
25,000	6.625%, 1/15/27	23,250
	Southwestern Energy Co
125,000	7.500%, 4/1/26	119,048
	Suburban Propane Partners LP/
	Suburban Energy Finance Corp
50,000	5.500%, 6/1/24	50,500
100,000	5.875%, 3/1/27	100,750
	Sunoco LP / Sunoco Finance Corp
75,000	4.875%, 1/15/23	76,781
	Targa Resources Partners LP /
	Targa Resources Partners Finance Corp
250,000	4.250%, 11/15/23	250,938
	Transocean Pontus Ltd
47,250	6.125%, 8/1/25 [1]	48,904
	USA Compression Partners LP /
	USA Compression Finance Corp
100,000	6.875%, 9/1/27 [1]	105,511
	Whiting Petroleum Corp
150,000	6.625%, 1/15/26	145,406
		4,936,736
Entertainment/Film: 0.4%
	AMC Entertainment Holdings Inc
75,000	5.750%, 6/15/25	69,754
	National CineMedia LLC
100,000	6.000%, 4/15/22	101,250
		171,004
Environmental: 0.7%
	Clean Harbors Inc
50,000	4.875%, 7/15/27 [1]	50,942
	Covanta Holding Corp
87,000	5.875%, 7/1/25	90,806
	GFL Environmental Inc
100,000	5.375%, 3/1/23 [1]	99,500
50,000	8.500%, 5/1/27 [1]	53,938
		295,186
Food & Drug Retail: 0.3%
	Albertsons Cos LLC / Safeway Inc /
	New Albertsons LP / Albertson’s LLC
50,000	5.750%, 3/15/25	50,640
50,000	7.500%, 3/15/26 [1]	53,625
		104,265
Food/Beverage/Tobacco: 2.2%
	HLF Financing Sarl LLC /
	Herbalife International Inc
100,000	7.250%, 8/15/26 [1]	100,625
	JBS USA LUX SA / JBS USA Finance Inc
50,000	5.875%, 7/15/24 [1]	51,562
75,000	6.750%, 2/15/28 [1]	81,750
	Pilgrim’s Pride Corp
75,000	5.875%, 9/30/27 [1]	78,000
	Post Holdings Inc
100,000	5.500%, 3/1/25 [1]	103,625
125,000	5.750%, 3/1/27 [1]	129,688
100,000	5.500%, 12/15/29 [1]	100,625
	Sigma Holdco BV
200,000	7.875%, 5/15/26 [1]	186,000
	Simmons Foods Inc
50,000	5.750%, 11/1/24 [1]	45,750
		877,625
Gaming: 2.9%
	Boyd Gaming Corp
100,000	6.875%, 5/15/23	103,625
	Caesars Resort Collection LLC /
	CRC Finco Inc
375,000	5.250%, 10/15/25 [1]	377,109
	Golden Nugget Inc
100,000	8.750%, 10/1/25 [1]	105,250
	Jack Ohio Finance LLC /
	Jack Ohio Finance 1 Corp
175,000	6.750%, 11/15/21 [1]	180,197
	MGM Growth Properties
	Operating Partnership LP /
	MGP Finance Co-Issuer Inc
25,000	5.750%, 2/1/27 [1]	26,969
	MGM Resorts International
150,000	6.000%, 3/15/23	162,938
	Stars Group Holdings BV /
	Stars Group US Co-Borrower LLC
50,000	7.000%, 7/15/26 [1]	53,000
	Wynn Las Vegas LLC /
	Wynn Las Vegas Capital Corp
150,000	5.500%, 3/1/25 [1]	155,295
		1,164,383
Healthcare: 6.3%
	AMN Healthcare Inc
100,000	5.125%, 10/1/24 [1]	102,267
	Avantor Inc
75,000	9.000%, 10/1/25 [1]	83,812

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited) (Continued)

Principal
Amount		Value

CORPORATE BONDS: 86.4% (Continued)

Healthcare: 6.3% (Continued)
	Bausch Health Americas Inc
$100,000	8.500%, 1/31/27 [1]	$110,202
	Bausch Health Cos Inc
50,000	6.500%, 3/15/22 [1]	51,875
11,000	5.500%, 3/1/23 [1]	11,129
100,000	7.000%, 3/15/24 [1]	106,510
125,000	6.125%, 4/15/25 [1]	127,965
200,000	9.000%, 12/15/25 [1]	224,210
	CHS/Community Health Systems Inc
50,000	6.250%, 3/31/23	48,312
	DaVita Inc
325,000	5.125%, 7/15/24	325,910
	Eagle Holding Co II LLC
200,000	7.750% Cash or 8.500% PIK, 5/15/22 [1]	202,000
	Encompass Health Corp
50,000	5.125%, 3/15/23	51,125
46,000	5.750%, 11/1/24	47,014
	Endo Finance LLC / Endo Finco Inc
75,000	5.375%, 1/15/23 [1]	54,375
	HCA Inc
100,000	5.875%, 2/15/26	110,750
	Mallinckrodt International Finance SA /
	Mallinckrodt CB LLC
100,000	5.750%, 8/1/22 [1]	86,500
	MEDNAX Inc
75,000	6.250%, 1/15/27 [1]	73,969
	Molina Healthcare Inc
75,000	5.375%, 11/15/22	78,281
	MPH Acquisition Holdings LLC
50,000	7.125%, 6/1/24 [1]	47,135
	Par Pharmaceutical Inc
50,000	7.500%, 4/1/27 [1]	49,250
	Polaris Intermediate Corp
75,000	8.500% Cash or 9.250% PIK, 12/1/22 [1]	66,563
	RegionalCare Hospital Partners Holdings Inc
150,000	8.250%, 5/1/23 [1]	159,750
	Sabra Health Care LP
50,000	5.125%, 8/15/26	52,091
	Syneos Health Inc / inVentiv Health Inc /
	inVentiv Health Clinical Inc
125,000	7.500%, 10/1/24 [1]	131,250
	Tenet Healthcare Corp
25,000	5.125%, 5/1/25	25,188
	Verscend Escrow Corp
75,000	9.750%, 8/15/26 [1]	78,188
		2,505,621
Homebuilders/Real Estate: 1.3%
	Century Communities Inc
50,000	6.750%, 6/1/27 [1]	50,812
	Greystar Real Estate Partners LLC
150,000	5.750%, 12/1/25 [1]	153,375
	HAT Holdings I LLC /
	HAT Holdings II LLC
75,000	5.250%, 7/15/24 [1]	76,688
	Lennar Corp
75,000	4.750%, 5/30/25	79,781
	William Lyon Homes Inc
75,000	6.000%, 9/1/23	76,500
100,000	6.625%, 7/15/27 [1]	100,000
		537,156
Hotels: 0.2%
	Hilton Domestic Operating Co Inc
75,000	4.875%, 1/15/30 [1]	77,437

Insurance: 0.4%
	Acrisure LLC / Acrisure Finance Inc
50,000	8.125%, 2/15/24 [1]	51,719
	GTCR AP Finance Inc
125,000	8.000%, 5/15/27 [1]	125,937
		177,656
Leisure: 1.4%
	Cedar Fair LP
50,000	5.250%, 7/15/29 [1]	51,078
	Cedar Fair LP / Canada’s Wonderland Co /
	Magnum Management Corp
50,000	5.375%, 6/1/24	51,625
	Silversea Cruise Finance Ltd
75,000	7.250%, 2/1/25 [1]	80,978
	Six Flags Entertainment Corp
25,000	4.875%, 7/31/24 [1]	25,453
	Viking Cruises Ltd
125,000	6.250%, 5/15/25 [1]	129,375
200,000	5.875%, 9/15/27 [1]	203,000
		541,509
Metals/Mining: 2.9%
	Cleveland-Cliffs Inc
100,000	5.875%, 6/1/27 [1]	97,500
	First Quantum Minerals Ltd
200,000	6.500%, 3/1/24 [1]	187,750
	Grinding Media Inc /
	Moly-Cop AltaSteel Ltd
100,000	7.375%, 12/15/23 [1]	96,250
	Hudbay Minerals Inc
75,000	7.250%, 1/15/23 [1]	77,531
	Mountain Province Diamonds Inc
25,000	8.000%, 12/15/22 [1]	24,969
	Natural Resource Partners LP /
	NRP Finance Corp
125,000	9.125%, 6/30/25 [1]	129,062
	Northwest Acquisitions ULC /
	Dominion Finco Inc
50,000	7.125%, 11/1/22 [1]	34,625

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited) (Continued)

Principal
Amount		Value

CORPORATE BONDS: 86.4% (Continued)

Metals/Mining: 2.9% (Continued)
	Novelis Corp
$75,000	6.250%, 8/15/24 [1]	$78,822
125,000	5.875%, 9/30/26 [1]	126,875
	Rain CII Carbon LLC / CII Carbon Corp
50,000	7.250%, 4/1/25 [1]	46,500
	SunCoke Energy Partners LP /
	SunCoke Energy Partners Finance Corp
250,000	7.500%, 6/15/25 [1]	245,000
		1,144,884
Paper: 0.6%
	Mercer International Inc
50,000	6.500%, 2/1/24	51,938
75,000	7.375%, 1/15/25 [1]	79,875
	Rayonier AM Products Inc
75,000	5.500%, 6/1/24 1	64,500
	Schweitzer-Mauduit International Inc
50,000	6.875%, 10/1/26 [1]	51,250
		247,563
Publishing/Printing: 0.1%
	Multi-Color Corp
50,000	4.875%, 11/1/25 [1]	52,688

Restaurants: 0.8%
	IRB Holding Corp
175,000	6.750%, 2/15/26 [1]	174,562
	New Red Finance Inc
125,000	4.625%, 1/15/22 [1]	125,313
		299,875
Services: 3.5%
	ADT Security Corp
175,000	3.500%, 7/15/22	175,219
	AECOM
61,000	5.125%, 3/15/27	63,745
	Brand Industrial Services Inc
150,000	8.500%, 7/15/25 [1]	136,687
	Garda World Security Corp
150,000	8.750%, 5/15/25 [1]	148,875
	GEO Group Inc
150,000	5.875%, 10/15/24	132,750
	H&E Equipment Services Inc
200,000	5.625%, 9/1/25	206,450
	Hertz Corp
75,000	5.875%, 10/15/20	75,131
25,000	7.625%, 6/1/22 [1]	26,000
	IAA Inc
25,000	5.500%, 6/15/27 [1]	26,063
	Iron Mountain Inc
100,000	5.750%, 8/15/24	101,264
50,000	5.250%, 3/15/28 [1]	50,313
	KAR Auction Services Inc
25,000	5.125%, 6/1/25 [1]	25,563
	LKQ Corp
75,000	4.750%, 5/15/23	76,125
	Prime Security Services Borrower LLC /
	Prime Finance Inc
31,000	9.250%, 5/15/23 [1]	32,614
	United Rentals North America Inc
75,000	4.625%, 10/15/25	76,406
50,000	5.500%, 5/15/27	52,750
		1,405,955
Steel: 1.5%
	Allegheny Technologies Inc
175,000	7.875%, 8/15/23	188,178
	Commercial Metals Co
150,000	4.875%, 5/15/23	151,875
	Joseph T Ryerson & Son Inc
100,000	11.000%, 5/15/22 [1]	105,781
	TMS International Corp
175,000	7.250%, 8/15/25 [1]	169,750
		615,584
Super Retail: 0.5%
	Asbury Automotive Group Inc
50,000	6.000%, 12/15/24	52,000
	JC Penney Corp Inc
50,000	8.625%, 3/15/25 1	24,750
	KGA Escrow LLC
100,000	7.500%, 8/15/23 [1]	104,125
	L Brands Inc
25,000	6.750%, 7/1/36	21,625
		202,500
Technology: 2.7%
	CDW LLC / CDW Finance Corp
100,000	5.000%, 9/1/25	104,437
	CommScope Inc
100,000	6.000%, 3/1/26 [1]	103,000
	Dell International LLC / EMC Corp
75,000	5.875%, 6/15/21 [1]	76,271
50,000	6.020%, 6/15/26 [1]	55,202
	First Data Corp
150,000	5.375%, 8/15/23 [1]	152,888
	j2 Cloud Services LLC /
	j2 Global Co-Obligor Inc
100,000	6.000%, 7/15/25 [1]	105,125
	Nuance Communications Inc
50,000	6.000%, 7/1/24	51,938
	Rackspace Hosting Inc
100,000	8.625%, 11/15/24 [1]	92,250
	Solera LLC / Solera Finance Inc
225,000	10.500%, 3/1/24 [1]	244,406
	Symantec Corp
75,000	5.000%, 4/15/25 [1]	76,940
	VeriSign Inc
29,000	4.750%, 7/15/27	30,305
		1,092,762

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited) (Continued)

Principal
Amount		Value

CORPORATE BONDS: 86.4% (Continued)

Telecommunications: 7.8%
	Consolidated Communications Inc
$100,000	6.500%, 10/1/22	$93,719
	Frontier Communications Corp
75,000	8.500%, 4/1/26 [1]	72,937
25,000	8.000%, 4/1/27 [1]	26,063
	GCI LLC
150,000	6.625%, 6/15/24 [1]	157,545
350,000	6.875%, 4/15/25	366,625
	Hughes Satellite Systems Corp
50,000	6.625%, 8/1/26	52,687
	Inmarsat Finance PLC
100,000	4.875%, 5/15/22 [1]	101,125
	Intelsat Jackson Holdings SA
250,000	8.000%, 2/15/24 [1]	261,250
100,000	8.500%, 10/15/24 [1]	99,500
	Level 3 Financing Inc
25,000	5.375%, 8/15/22	25,094
225,000	5.125%, 5/1/23	227,722
100,000	5.375%, 5/1/25	103,500
	Qwest Corp
100,000	7.250%, 9/15/25	111,425
	Sprint Capital Corp
125,000	6.875%, 11/15/28	128,787
100,000	8.750%, 3/15/32	116,000
	Sprint Corp
350,000	7.875%, 9/15/23	381,063
150,000	7.625%, 3/1/26	160,275
	Telesat Canada / Telesat LLC
175,000	8.875%, 11/15/24 [1]	189,875
	T-Mobile USA Inc
50,000	5.125%, 4/15/25	52,227
	Zayo Group LLC / Zayo Capital Inc
175,000	6.000%, 4/1/23	179,813
150,000	6.375%, 5/15/25	153,555
50,000	5.750%, 1/15/27 [1]	51,069
		3,111,856
Transportation Excluding Air/Rail: 1.1%
	Wabash National Corp
150,000	5.500%, 10/1/25 [1]	142,875
	XPO Logistics Inc
175,000	6.125%, 9/1/23 [1]	181,781
100,000	6.750%, 8/15/24 [1]	106,875
		431,531
Utilities: 2.7%
	Calpine Corp
100,000	5.375%, 1/15/23	101,411
25,000	5.750%, 1/15/25	24,906
75,000	5.250%, 6/1/26 [1]	76,594
	Clearway Energy Operating LLC
125,000	5.750%, 10/15/25 [1]	127,344
125,000	5.000%, 9/15/26	123,337
	Drax Finco PLC
200,000	6.625%, 11/1/25 [1]	205,415
	NextEra Energy Operating Partners LP
150,000	4.250%, 7/15/24 [1]	151,222
	Talen Energy Supply LLC
50,000	7.250%, 5/15/27 [1]	51,375
75,000	6.625%, 1/15/28 [1]	74,812
	TerraForm Power Operating LLC
125,000	5.000%, 1/31/28 [1]	125,938
		1,062,354
TOTAL CORPORATE BONDS
(Cost $34,204,059)		34,555,981

Shares

EXCHANGE TRADED FUNDS: 11.0%
165,281	Invesco Senior Loan ETF	3,745,267
7,750	iShares iBoxx High Yield
	Corporate Bond ETF	675,645
TOTAL EXCHANGE TRADED FUNDS
(Cost $4,415,486)		4,420,912
TOTAL INVESTMENTS IN SECURITIES: 97.4%
(Cost $38,619,545)		38,976,893
Other Assets in Excess of Liabilities: 2.6%		1,053,065
TOTAL NET ASSETS: 100.0%		$40,029,958

ETF – Exchange Traded Fund
LIBOR – London Interbank Offered Rate
PIK – Payment-in-Kind – represents the security may pay interest in additional par.
USD – United States Dollar
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At June 30, 2019, the value of these securities amounted to $21,116,975 or 52.8% of net assets.

[2]	Variable rate security; rate shown is the rate in effect on June 30, 2019. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[3]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on June 30, 2019. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[4]	Perpetual call date security. Date shown is next call date.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited)

Principal
Amount†			Value

CORPORATE BONDS: 92.0%

Aerospace/Defense: 0.4%
		AVIC International Finance
		& Investment Ltd
	2,000,000	4.375%, 5/23/21	$2,046,673

Airlines: 0.5%
		International Consolidated
		Airlines Group SA
EUR	500,000	0.500%, 7/4/23	565,235
		Promontoria Holding 264 BV
EUR	1,050,000	6.250% (3 Month EURIBOR
		+ 6.250%), 8/15/23 [1]	1,164,840
EUR	500,000	6.750%, 8/15/23	547,815
			2,277,890
Automotive & Auto Parts: 5.1%
		BAIC Inalfa HK Investment Co Ltd
EUR	1,100,000	1.900%, 11/2/20	1,272,781
		FCA Bank SpA
EUR	1,200,000	0.012% (3 Month EURIBOR
		+ 0.330%), 6/17/21 [1]	1,357,745
EUR	1,700,000	1.000%, 2/21/22	1,964,692
		Fiat Chrysler Automobiles NV
	675,000	4.500%, 4/15/20	685,091
		Ford Motor Credit Co LLC
	3,750,000	2.459%, 3/27/20	3,739,773
EUR	720,000	1.514%, 2/17/23	824,509
EUR	600,000	3.021%, 3/6/24	723,551
		General Motors Financial Co Inc
EUR	1,000,000	0.955%, 9/7/23	1,146,129
		Pirelli & C SpA
EUR	1,000,000	0.357% (3 Month EURIBOR
		+ 0.700%), 9/26/20	11,131,442
		RCI Banque SA
EUR	3,750,000	0.261% (3 Month EURIBOR
		+ 0.570%), 11/4/24 [1]	4,142,359
EUR	2,700,000	0.262% (3 Month EURIBOR
		+ 0.580%), 3/12/25 [1]	2,933,278
		Volkswagen Bank GmbH
EUR	2,500,000	0.375%, 7/5/22	2,841,045
		Volkswagen Financial Services NV
GBP	600,000	1.500%, 4/12/21	760,793
GBP	600,000	1.875%, 9/7/21	765,705
		Volkswagen Leasing GmbH
EUR	1,000,000	0.250%, 2/16/21	1,140,731
EUR	500,000	0.500%, 6/20/22	571,237
			26,000,861
Banking: 24.0%
		ABN AMRO Bank NV
	6,000,000	4.400% (5 Year Swap Rate
		USD + 2.197%), 3/27/28 [1,4]	6,195,144
		Allied Irish Banks PLC
EUR	6,500,000	4.125% (5 Year Swap Rate
		EUR + 3.950%), 11/26/25 [1,4]	7,754,951
		Argenta Spaarbank NV
EUR	700,000	3.875% (5 Year Swap Rate
		EUR + 3.950%), 5/24/26 [1,4]	837,110
		Banca Farmafactoring SpA
EUR	950,000	1.127% (3 Month EURIBOR
		+ 1.450%), 6/5/20 [1]	1,080,380
		Banco de Sabadell SA
EUR	1,000,000	5.375% (5 Year Swap Rate
		EUR + 5.100%), 12/12/28 [1,4]	1,252,112
		Bank of Ireland Group PLC
GBP	800,000	3.125% (GUKG5
		+ 2.700%), 9/19/27 [1,4]	999,587
		Bankia SA
EUR	2,000,000	9.000% (5 Year Swap Rate
		EUR + 8.960%), 11/16/26 [1,4]	2,669,343
EUR	2,600,000	3.375% (5 Year Swap Rate
		EUR + 3.350%), 3/15/27 [1,4]	3,110,891
		Barclays PLC
EUR	2,500,000	2.625% (5 Year Swap Rate
		EUR + 2.450%), 11/11/25 [1,4]	2,881,474
EUR	1,400,000	2.000% (5 Year Swap Rate
		EUR + 1.900%), 2/7/28 [1,4]	1,564,969
		CaixaBank SA
EUR	4,900,000	3.500% (5 Year Swap Rate
		EUR + 3.350%), 2/15/27 [1,4]	5,926,675
EUR	3,400,000	2.750% (5 Year Swap Rate
		EUR + 2.350%), 7/14/28 [1,4]	4,058,066
		Credit Suisse AG
	2,500,000	6.500%, 8/8/23	2,757,812
EUR	6,300,000	5.750% (5 Year Swap Rate
		EUR + 4.000%), 9/18/25 [1,4]	7,630,907
		CYBG PLC
GBP	1,025,000	5.000% (5 Year Swap Rate
		GBP + 3.516%), 2/9/26 [1,4]	1,305,343
		Danske Bank A/S
EUR	1,000,000	2.500% (5 Year Swap Rate
		EUR + 2.500%), 6/21/29 [1,4]	1,184,226
		de Volksbank NV
EUR	3,300,000	3.750% (5 Year Swap Rate
		EUR + 3.650%), 11/5/25 [1,4]	3,922,945
		Deutsche Bank AG
EUR	4,650,000	5.000%, 6/24/20	5,471,950
	1,200,000	4.250%, 10/14/21	1,216,940
EUR	1,000,000	1.875%, 2/14/22	1,154,492
EUR	400,000	1.500%, 1/20/22	457,498
		Erste Group Bank AG
	3,200,000	5.500% (5 Year Swap Rate
		USD + 3.766%), 5/26/25 [1,4]	3,269,459
		Ibercaja Banco SA
EUR	6,000,000	5.000% (5 Year Swap Rate
		EUR + 4.551%), 7/28/25 [1,4]	7,073,625
		ICBC Standard Bank PLC
	3,250,000	8.125%, 12/2/19	3,315,406

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited) (Continued)

Principal
Amount†			Value

CORPORATE BONDS: 92.0% (Continued)

Banking: 24.0% (Continued)
		ICBCIL Finance Co Ltd
	1,000,000	3.618% (3 Month LIBOR
		USD + 1.100%), 5/15/23 [1]	$997,750
		ING Groep NV
	6,200,000	4.700% (5 Year Swap Rate
		USD + 1.938%), 3/22/28 [1,4]	6,464,033
		Intesa Sanpaolo SpA
EUR	4,900,000	1.562% (3 Month EURIBOR
		+ 1.900%), 9/26/24 [1]	5,424,138
		Nykredit Realkredit A/S
EUR	1,000,000	2.750% (5 Year Swap Rate
		EUR + 2.200%), 11/17/27 [1,4]	1,204,469
		Raiffeisen Bank International AG
EUR	600,000	6.000%, 10/16/23	814,075
EUR	1,600,000	4.500% (5 Year Swap Rate
		EUR + 3.300%), 2/21/25 [1,4]	1,872,358
		Societe Generale SA
EUR	4,500,000	2.500% (5 Year Swap Rate
		EUR + 1.830%), 9/16/26 [1,4]	5,343,912
		Standard Chartered PLC
EUR	652,000	4.000% (5 Year Swap Rate
		EUR + 2.300%), 10/21/25 [1,4]	774,469
		TSB Banking Group PLC
GBP	1,000,000	5.750% (3 Month LIBOR
		GBP + 3.430%), 5/6/26 [1,4]	1,293,390
		UBS AG
	4,000,000	7.625%, 8/17/22	4,488,420
EUR	5,575,000	4.750% (5 Year Swap Rate
		EUR + 3.400%), 2/12/26 [1,4]	6,775,086
		UniCredit SpA
EUR	4,400,000	2.440% (3 Month EURIBOR
		+ 2.750%), 5/3/25 [1]	4,955,380
		Volksbank Wien AG
EUR	4,600,000	2.750% (5 Year Swap Rate
		EURIBOR + 2.550%), 10/6/27 [1,4]	5,306,014
			122,804,799
Cable/Satellite TV: 2.0%
		Altice Luxembourg SA
EUR	579,036	7.250%, 5/15/22	676,571
		Charter Communications Operating
		LLC / Charter Communications
		Operating Capital
	4,000,000	4.464%, 7/23/22	4,204,577
		United Group BV
EUR	600,000	4.375%, 7/1/22	699,478
EUR	2,000,000	4.125% (3 Month EURIBOR
		+ 4.125%), 5/15/25 [1]	2,297,806
		Unitymedia Hessen GmbH &
		Co KG / Unitymedia NRW GmbH
EUR	2,000,000	3.500%, 1/15/27	2,414,086
			10,292,518
Capital Goods: 3.3%
		CNH Industrial Capital LLC
	450,000	4.375%, 11/6/20	459,315
	250,000	4.875%, 4/1/21	259,260
	550,000	4.375%, 4/5/22	572,599
		CNH Industrial NV
	3,000,000	4.500%, 8/15/23	3,153,600
		Nexans SA
EUR	1,300,000	3.750%, 8/8/23	1,616,501
		Orano SA
EUR	300,000	3.500%, 3/22/21	360,410
		Shanghai Electric Newage Co Ltd
EUR	1,000,000	1.125%, 5/22/20	1,147,810
		SIHC International Capital Ltd
1,000,000		3.950%, 9/26/21	1,020,695
		Talent Yield Euro Ltd
EUR	3,000,000	1.435%, 5/7/20	3,447,563
		Talent Yield European Ltd
EUR	3,000,000	1.300%, 4/21/22	3,481,925
		Wabtec Corp
	1,425,000	4.400%, 3/15/24	1,509,680
			17,029,358
Chemicals: 3.0%
		CF Industries Inc
	3,000,000	3.400%, 12/1/21 [2]	3,046,757
		CNAC HK Finbridge Co Ltd
EUR	200,000	1.750%, 6/14/22	233,738
		CNRC Capital Ltd
EUR	4,500,000	1.871%, 12/7/21	5,255,712
		Syngenta Finance NV
	3,552,000	3.933%, 4/23/21 [2]	3,617,652
	2,920,000	4.441%, 4/24/23 [2]	3,037,457
			15,191,316
Consumer-Products: 0.8%
		Newell Brands Inc
	4,200,000	3.850%, 4/1/23	4,264,505

Diversified Financial Services: 13.5%
		AerCap Ireland Capital DAC /
		AerCap Global Aviation Trust
	4,000,000	5.000%, 10/1/21	4,196,686
	1,850,000	3.950%, 2/1/22	1,904,070
		Aircastle Ltd
	950,000	5.125%, 3/15/21	985,606
	975,000	5.500%, 2/15/22	1,033,845
	825,000	5.000%, 4/1/23	873,424
	1,200,000	4.400%, 9/25/23	1,247,137
		Alliance Data Systems Corp
EUR	850,000	4.500%, 3/15/22	991,085
EUR	1,300,000	5.250%, 11/15/23	1,541,188
		AnaCap Financial Europe
		SA SICAV-RAIF
EUR	2,000,000	5.000% (3 Month EURIBOR
		+ 5.000%), 8/1/24 [1]	1,965,125

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited) (Continued)

Principal
Amount†			Value

CORPORATE BONDS: 92.0% (Continued)

Diversified Financial Services: 13.5% (Continued)
		Avolon Holdings Funding Ltd
	700,000	5.125%, 10/1/23 [2]	$742,700
		BOC Aviation Ltd
	3,200,000	3.626% (3 Month LIBOR
		USD + 1.050%), 5/2/21 [1]	3,216,480
		Bracken MidCo1 PLC
GBP	900,000	8.875% Cash or 11.000%
		PIK, 10/15/23	1,108,741
		Cabot Financial Luxembourg SA
GBP	475,000	7.500%, 10/1/23	625,789
		CCTI 2017 Ltd
	4,005,000	3.625%, 8/8/22	3,942,792
		China Great Wall International
		Holdings III Ltd
	3,000,000	2.750%, 8/31/20	3,002,987
		DAE Funding LLC
	625,000	4.500%, 8/1/22 [2]	635,937
		Federal International Finance PT
	1,500,000	4.125%, 5/10/21	1,524,674
		Garfunkelux Holdco 3 SA
GBP	2,300,000	8.500%, 11/1/22	2,628,075
EUR	5,000,000	3.500% (3 Month EURIBOR
		+ 3.500%), 9/1/23 [1]	4,649,665
		Hoist Finance AB
EUR	3,000,000	2.750%, 4/3/23	3,399,532
		Huarong Finance 2017 Co Ltd
	2,000,000	3.715% (3 Month LIBOR
		USD + 1.150%), 11/7/22 [1]	1,984,371
		Huarong Finance Co Ltd
	796,000	4.000%, 7/17/19	796,354
		Huarong Universe
		Investment Holding Ltd
EUR	2,500,000	1.625%, 12/5/22	2,721,997
		Icahn Enterprises LP /
		Icahn Enterprises Finance Corp
	1,050,000	6.250%, 2/1/22	1,077,562
	875,000	6.750%, 2/1/24	912,188
		International Lease Finance Corp
	3,500,000	8.625%, 1/15/22	3,993,252
		Intrum AB
EUR	600,000	2.625% (3 Month EURIBOR
		+ 2.625%), 7/15/22 [1]	685,644
EUR	1,350,000	2.750%, 7/15/22	1,554,745
		Jerrold Finco Plc
GBP	1,065,000	6.250%, 9/15/21	1,385,468
		JIC Zhixin Ltd
EUR	4,500,000	0.500%, 11/24/20	5,117,903
		LHC3 PLC
EUR	700,000	4.125% Cash or 9.000%
		PIK, 8/15/24	818,323
		Lincoln Financing SARL
EUR	575,000	3.625%, 4/1/24	678,500
EUR	300,000	3.875% (3 Month EURIBOR
		+ 3.875%), 4/1/24 [1]	344,443
		Mulhacen Pte Ltd
EUR	3,150,000	6.500% Cash or 7.000% PIK, 8/1/23	3,456,500
		Park Aerospace Holdings Ltd
	1,000,000	5.250%, 8/15/22 [2]	1,058,300
	1,481,000	5.500%, 2/15/24 [2]	1,598,340
		REC Ltd
	600,000	3.068%, 12/18/20	602,322
			69,001,750
Diversified Media: 0.8%
		Digi Communications NV
EUR	620,000	5.000%, 10/15/23	730,597
		Inter Media and Communication SpA
EUR	1,875,418	4.875%, 12/31/22	2,204,192
		ProSiebenSat.1 Media SE
EUR	1,000,000	2.625%, 4/15/21	1,178,945
			4,113,734
Energy: 6.4%
		Andeavor Logistics LP /
		Tesoro Logistics Finance Corp
	578,000	5.250%, 1/15/25	611,825
		Antero Resources Corp
	1,500,000	5.375%, 11/1/21	1,486,875
	1,500,000	5.125%, 12/1/22	1,445,625
		Concho Resources Inc
	2,123,000	4.375%, 1/15/25	2,207,209
		Continental Resources Inc
	3,375,000	4.500%, 4/15/23	3,548,948
		Corral Petroleum Holdings AB
EUR	1,225,000	11.750% Cash or 13.000%
		PIK, 5/15/21	1,476,650
		Delek & Avner Tamar Bond Ltd
	1,135,000	5.082%, 12/30/23 [2]	1,169,448
	563,000	5.412%, 12/30/25 [2]	584,418
		Energy Transfer Operating LP
	1,000,000	3.600%, 2/1/23	1,022,745
	1,200,000	4.250%, 3/15/23	1,253,704
		Gazprom OAO Via Gaz Capital SA
EUR	2,700,000	3.389%, 3/20/20	3,142,995
GBP	795,000	5.338%, 9/25/20	1,057,293
		Petroleos Mexicanos
EUR	4,000,000	2.500%, 8/21/21	4,565,775
GBP	1,262,000	8.250%, 6/2/22	1,760,166
		Sabine Pass Liquefaction LLC
	3,000,000	6.250%, 3/15/22	3,257,428
	2,289,000	5.750%, 5/15/24	2,547,141
		Sunoco Logistics Partners
		Operations LP
	1,541,000	4.250%, 4/1/24	1,617,235
			32,755,480

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited) (Continued)

Principal
Amount†			Value

CORPORATE BONDS: 92.0% (Continued)

Food & Drug Retail: 1.9%
		Casino Guichard Perrachon SA
EUR	2,700,000	4.407%, 8/6/19	$3,057,079
EUR	3,600,000	5.976%, 5/26/21	3,837,713
		Co-Operative Group Ltd
GBP	490,000	5.125%, 5/17/24	654,947
		CVS Health Corp
	2,000,000	3.700%, 3/9/23	2,069,686
			9,619,425
Food/Beverage/Tobacco: 3.5%
		Bevco Lux Sarl
EUR	4,000,000	1.750%, 2/9/23	4,718,939
		Bright Food Singapore
		Holdings Pte Ltd
EUR	6,000,000	1.125%, 7/18/20	6,882,686
		General Mills Inc
	1,575,000	3.598% (3 Month LIBOR
		USD + 1.010%), 10/17/23 [1]	1,591,583
		Kraft Heinz Foods Co
	1,556,000	4.875%, 2/15/25 [2]	1,605,114
		Premier Foods Finance PLC
GBP	925,000	6.250%, 10/15/23	1,247,540
		Smithfield Foods Inc
	1,000,000	2.650%, 10/3/21 [2]	986,032
	900,000	3.350%, 2/1/22 [2]	898,309
			17,930,203
Gaming: 0.1%
		Cirsa Finance International Sarl
EUR	325,000	6.250%, 12/20/23	402,554

Healthcare: 2.7%
		Allergan Finance LLC
	2,900,000	3.250%, 10/1/22	2,937,027
		Allergan Funding SCS
EUR	1,000,000	1.500%, 11/15/23	1,186,149
		Allergan Sales LLC
	1,600,000	5.000%, 12/15/21 [2]	1,673,721
		Elanco Animal Health Inc
	475,000	4.272%, 8/28/23 [2]	498,867
		HCA Inc
	1,300,000	5.875%, 3/15/22	1,421,204
	1,300,000	4.750%, 5/1/23	1,392,744
		Mallinckrodt International
		Finance SA / Mallinckrodt CB LLC
	455,000	4.875%, 4/15/20 [2]	440,781
	325,000	5.750%, 8/1/22 [2]	281,125
		Medtronic Global Holdings SCA
EUR	1,300,000	–%, 12/2/22 3	1,480,455
EUR	700,000	0.250%, 7/2/25 [3]	793,829
		MPT Operating Partnership LP /
		MPT Finance Corp
EUR	1,500,000	4.000%, 8/19/22	1,876,553
			13,982,455
Homebuilders/Real Estate: 7.1%
		Atrium European Real Estate Ltd
EUR	1,000,000	3.625%, 10/17/22	1,219,260
		Blackstone Property Partners
		Europe Holdings Sarl
EUR	2,700,000	1.400%, 7/6/22	3,144,530
		CPI Property Group SA
EUR	3,050,000	1.450%, 4/14/22	3,521,813
	850,000	4.750%, 3/8/23	880,919
		DEMIRE Deutsche Mittelstand
		Real Estate AG
EUR	1,975,000	2.875%, 7/15/22	2,282,976
		Dream Global Funding I Sarl
EUR	1,000,000	1.375%, 12/21/21	1,158,191
		Fastighets AB Balder
EUR	2,000,000	1.125%, 3/14/22	2,321,962
		Globalworth Real Estate
		Investments Ltd
EUR	2,000,000	2.875%, 6/20/22	2,414,524
		Hammerson PLC
EUR	1,000,000	2.000%, 7/1/22	1,178,698
		Heimstaden Bostad AB
EUR	890,000	2.125%, 9/5/23	1,055,824
		Immobiliare Grande
		Distribuzione SIIQ SpA
EUR	1,100,000	2.500%, 5/31/21	1,282,890
		Kennedy Wilson Europe
		Real Estate Ltd
GBP	4,875,000	3.950%, 6/30/22	6,341,075
		Logicor Financing Sarl
EUR	900,000	0.500%, 4/30/21	1,032,284
EUR	1,320,000	1.500%, 11/14/22	1,553,707
		NE Property BV
EUR	5,648,000	3.750%, 2/26/21	6,698,245
			36,086,898
Insurance: 0.4%
		Ardonagh Midco 3 PLC
GBP	1,806,000	8.375%, 7/15/23	2,111,265

Leisure: 0.4%
		CPUK Finance Ltd
GBP	1,564,000	4.250%, 8/28/22	1,998,249

Metals/Mining: 0.7%
		First Quantum Minerals Ltd
	270,000	7.000%, 2/15/21 [2]	275,906
	950,000	7.250%, 5/15/22 [2]	948,813
		Glencore Funding LLC
	1,041,000	4.125%, 5/30/23 [2]	1,083,038
		Gold Fields Orogen
		Holdings BVI Ltd
	1,360,000	5.125%, 5/15/24	1,422,050
			3,729,807

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited) (Continued)

Principal
Amount†			Value

CORPORATE BONDS: 92.0% (Continued)

Quasi & Foreign Government: 2.1%
		Chengdu Xingcheng Investment
		Group Co Ltd
EUR	5,300,000	2.500%, 3/20/21	$5,952,973
		Gansu Provincial Highway Aviation
		Tourism Investment Group Co Ltd
EUR	4,000,000	1.875%, 12/7/20	4,611,624
			10,564,597
Railroads: 0.1%
		Russian Railways Via
		RZD Capital PLC
EUR	600,000	3.374%, 5/20/21	721,238

Services: 1.2%
		ALD SA
EUR	700,000	0.310% (3 Month EURIBOR
		+ 0.620%), 7/16/21 [1]	797,013
		Algeco Global Finance Plc
EUR	2,675,000	6.500%, 2/15/23	3,186,667
		Ashtead Capital Inc
	2,075,000	5.625%, 10/1/24 [2]	2,155,406
			6,139,086
Steel: 2.4%
		ArcelorMittal
	3,000,000	5.500%, 3/1/21	3,124,021
		Evraz PLC
	1,700,000	8.250%, 1/28/21	1,821,550
		Shougang Group Co Ltd
EUR	5,000,000	1.350%, 8/7/20	5,723,082
		Vallourec SA
EUR	400,000	6.625%, 10/15/22	415,478
EUR	1,075,000	6.375%, 10/15/23	1,087,004
			12,171,135
Super Retail: 1.3%
		AA Bond Co Ltd
GBP	927,000	4.249%, 7/31/20	1,196,705
GBP	2,807,000	2.875%, 1/31/22	3,401,567
		Maxeda DIY Holding BV
EUR	675,000	6.125%, 7/15/22	764,234
		Tendam Brands SAU
EUR	1,100,000	5.250% (3 Month EURIBOR
		+ 5.250%), 9/15/24 [1]	1,260,998
			6,623,504
Technology: 2.5%
		Broadcom Corp / Broadcom
		Cayman Finance Ltd
	3,797,000	3.000%, 1/15/22	3,808,297
		Dell International LLC / EMC Corp
	2,300,000	4.420%, 6/15/21 [2]	2,370,756
		Microchip Technology Inc
	3,025,000	3.922%, 6/1/21	3,080,701
	1,000,000	4.333%, 6/1/23	1,043,670
		NXP BV / NXP Funding LLC
	2,550,000	4.125%, 6/1/21 [2]	2,615,280
			12,918,704
Telecommunications: 3.4%
		Arqiva Broadcast Finance PLC
GBP	1,900,000	6.750%, 9/30/23	2,601,670
		Crown Castle International Corp
	365,000	5.250%, 1/15/23	397,148
		Crystal Almond SARL
EUR	1,829,000	10.000%, 11/1/21	2,205,717
		Iliad SA
EUR	2,600,000	0.625%, 11/25/21	2,949,921
		Sprint Corp
	1,625,000	7.875%, 9/15/23	1,769,219
		Sprint Spectrum Co LLC /
		Sprint Spectrum Co II LLC /
		Sprint Spectrum Co III LLC
	5,625,000	3.360%, 9/20/21 [2]	5,640,525
		TalkTalk Telecom Group PLC
GBP	1,500,000	5.375%, 1/15/22	1,938,382
			17,502,582
Transportation Excluding Air/Rail: 0.9%
		Getlink SE
EUR	1,550,000	3.625%, 10/1/23	1,855,645
		Naviera Armas SA
EUR	200,000	6.500% (3 Month EURIBOR
		+ 6.500%), 7/31/23 [1]	179,662
EUR	1,075,000	4.250% (3 Month EURIBOR
		+ 4.250%), 11/15/24 [1]	867,891
		Rail Transit International
		Development Co Ltd
EUR	600,000	1.625%, 6/22/22	677,354
		Swissport Financing Sarl
EUR	698,000	6.750%, 12/15/21	821,666
			4,402,218
Utilities: 1.5%
		Beijing Gas Singapore Capital Corp
	3,200,000	2.750%, 5/31/22	3,183,877
		Enel Finance International NV
	3,640,000	2.875%, 5/25/22 [2]	3,670,252
		ERG SpA
EUR	750,000	1.875%, 4/11/25	876,855
			7,730,984
TOTAL CORPORATE BONDS
(Cost $475,549,527)			470,413,788

CONVERTIBLE BONDS: 0.2%

Banking: 0.2%
		Nykredit Realkredit A/S
EUR	1,000,000	4.000% (5 Year Swap Rate
		EUR + 2.850%), 6/3/36 [1,4]	1,202,270
TOTAL CONVERTIBLE BONDS
(Cost $1,188,671)			1,202,270

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited) (Continued)

Shares			Value

AFFILIATED MUTUAL FUNDS: 1.4%
	700,000	Muzinich High Income
		Floating Rate Fund	$6,958,000
TOTAL AFFILIATED MUTUAL FUNDS
(Cost $7,000,000)			6,958,000

Principal
Amount†

BANK LOANS: 3.5%

Cable/Satellite TV: 0.4%
		Telenet International Finance SARL
EUR	1,888,889	2.500% (6 Month EurIBOR
		+ 2.500%), 12/15/27 [1,3]	2,149,005

Chemicals: 0.3%
		Colouroz Midco
EUR	1,453,828	3.750% (3 Month EurIBOR
		+ 3.000%), 9/7/21 [1,3]	1,463,036

Containers: 0.2%
		IFCO Systems NV
EUR	1,000,000	3.750%, 4/6/26 [1,3,5,6]	1,148,471

Food/Beverage/Tobacco: 0.8%
		L1R HB Finance Limited
GBP	4,015,319	6.089% (3 Month LIBOR
		+ 5.250%), 8/30/24 [1,3]	4,229,565

Gaming: 0.3%
		Jackpotjoy
GBP	1,250,000	5.000% (1 Month LIBOR
		+ 5.000%), 12/5/24 [1,3]	1,590,919
Healthcare: 0.4%
		HRA
EUR	1,500,000	3.500% (3 Month EurIBOR
		+ 3.500%), 9/19/24 [1,3]	1,670,258

Insurance: 0.2%
		Andromeda Investissements
EUR	657,170	4.750%, 4/24/26 [1,3,5,6]	756,609
EUR	342,830	4.750%, 4/27/26 [1,3,5,6]	394,705
			1,151,314
Leisure: 0.2%
		Park Resorts
GBP	936,483	4.972% (1 Month PIBOR
		+ 4.250%), 3/3/24 [1,3]	1,153,611

Services: 0.5%
		Assystem Technologies Services
EUR	1,000,000	4.250% (3 Month EurIBOR
		+ 4.250%), 9/30/24 [1,3]	1,143,497
		Global University Systems BV
EUR	1,000,000	4.250% (6 Month EurIBOR
		+ 4.250%), 12/23/24 [1,3]	1,139,232
			2,282,729
Technology: 0.2%
		Itiviti Group AB
EUR	1,000,000	4.500% (3 Month EurIBOR
		+ 4.500%), 3/14/25 [1,3]	1,134,257
TOTAL BANK LOANS
(Cost $19,369,541)			17,973,165
TOTAL INVESTMENTS IN SECURITIES: 97.1%
(Cost $503,107,739)			496,547,223
Other Assets in Excess of Liabilities: 2.9%			14,768,368
TOTAL NET ASSETS: 100.0%			$511,315,591

†	In U.S. Dollars unless otherwise indicated.
EUR – Euro
EurlBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
LIBOR – London Interbank Offered Rate
PIBOR – Paris Interbank Offered Rate
PIK – Payment-in-Kind – represents the security may pay interest in additional par.
USD – United States Dollar
[1]	Variable rate security; rate shown is the rate in effect on June 30, 2019. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At June 30, 2019 the value of these securities amounted to $57,541,794 or 10.1% of net assets.

[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR or (iii) the Certificate of Deposit rate. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on June 30, 2019. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[5]	All or a portion of the loan may be unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2019 (Unaudited)

The Low Duration Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

		U.S. Dollar Value		U.S. Dollar Value	Unrealized Appreciation
Settlement Date	Currency to be Delivered	at June 30, 2019	Currency to be Received	at June 30, 2019	(Depreciation)
7/23/19	EUR 143,000,000	$162,952,749	$162,250,550	$162,250,550	$(702,199)
9/18/19	EUR 125,000,000	143,073,088	$141,351,250	141,351,250	(1,721,838)
7/23/19	GBP 35,300,000	44,887,279	$46,329,427	46,329,427	1,442,148
7/23/19	$27,086,430	27,086,430	EUR 24,000,000	27,348,713	262,283
7/23/19	$2,671,935	2,671,935	GBP 2,100,000	2,670,348	(1,587)
		$380,671,481		$379,950,288	$(721,193)

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited)

Principal
Amount†			Value

CORPORATE BONDS: 4.2%

Diversified Financial Services: 0.9%
		Icahn Enterprises LP / Icahn
		Enterprises Finance Corp
	100,000	6.750%, 2/1/24	$104,250

Energy: 1.4%
		CITGO Petroleum Corp
	100,000	6.250%, 8/15/22 [1]	100,375
		Gulfport Energy Corp
	75,000	6.625%, 5/1/23	64,875
			165,250
Steel: 0.9%
		Allegheny Technologies Inc
	100,000	7.875%, 8/15/23	107,530
Telecommunications: 1.0%
		Sprint Corp
	100,000	7.875%, 9/15/23	108,875

TOTAL CORPORATE BONDS
(Cost $488,923)			485,905

BANK LOANS: 95.5%

Aerospace/Defense: 2.1%
		TransDigm Inc
	248,737	4.830% (3 Month LIBOR
		+ 2.500%), 8/22/24 [2,3]	243,969

Automotive & Auto Parts: 2.1%
		Trico Group LLC
	246,875	9.330% (3 Month LIBOR
		+ 7.000%), 2/2/24 [2,3]	239,160

Broadcasting: 6.3%
		Gray Television Inc
	74,625	4.931% (1 Month LIBOR
		+ 2.500%), 1/2/26 [2,3]	74,644
		Nexstar Broadcasting Inc
	150,000	5.270%, 6/19/26 [2,3,4,5]	149,625
		Tribune Media Company
	500,000	5.402% (1 Month LIBOR
		+ 3.000%), 1/29/24 [2,3]	500,210
			724,479
Building Materials: 1.7%
		USIC Holdings Inc
	200,000	5.402% (1 Month LIBOR
		+ 3.000%), 12/8/23 [2,3]	198,709

Cable/Satellite TV: 4.3%
		Cogeco Communications
		(USA) II LP
	245,630	4.652% (1 Month LIBOR
		+ 2.250%), 1/3/25 [2,3]	243,744

		Unitymedia Finance LLC
	250,000	4.644% (1 Month LIBOR
		+ 2.250%), 9/30/25 [2,3]	249,571
			493,315
Capital Goods: 6.4%
		Big White Acquico GMBH
EUR	500,000	4.250%, 12/13/23 [2,3,4,5]	515,248
		Brookfield WEC Holdings Inc
	75,000	6.020%, 8/1/25 [2,3,4,5]	75,000
		Justrite
	123,792	6.830%, 6/29/26 [2,3,4,5]	122,554
	15,097	6.830%, 6/29/26 [2,3,4,5]	14,946
			727,748
Chemicals: 4.0%
		PQ Corporation
	459,082	5.083% (3 Month LIBOR
		+ 2.500%), 2/8/25 [2,3]	458,031

Containers: 2.4%
		Berry Global Group Inc
	150,000	5.060%, 5/18/26 [2,3,4,5]	149,156
		Liqui-Box Holdings Inc
	125,000	7.079%, 6/3/26 [2,3,4,5]	123,985
			273,141
Diversified Financial Services: 0.6%
		Financial & Risk US Holdings Inc
	75,000	6.152%, 10/1/25 [2,3]	72,855

Environmental: 2.1%
		GFL Environmental Inc
	245,767	5.402% (1 Month LIBOR
		+ 3.000%), 5/30/25 2,3	242,191
Food/Beverage/Tobacco: 3.2%
		Chobani LLC
	119,274	5.902% (1 Month LIBOR
		+ 3.500%), 10/9/23 [2,3]	117,559
		H-Food Holdings LLC
	250,000	6.090%, 5/23/25 [2,3,4,5]	245,000
			362,559
Gaming: 9.3%
		Boyd Gaming Corporation
	230,048	4.622% (1 Week LIBOR
		+ 2.250%, 9/15/23 [2,3]	229,107
		Jackpotjoy
EUR	500,000	4.000%, 12/6/24 [2,3,4,5]	569,795
		PCI Gaming Authority
	75,000	5.402%, 5/29/26 [2,3,4,5]	75,211
		Stars Group Holdings BV
	196,748	5.830% (3 Month LIBOR
		+ 3.500%), 7/10/25 [2,3]	197,035
			1,071,148

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value

BANK LOANS: 95.5% (Continued)

Healthcare: 16.6%
		Air Methods Corporation
	149,618	5.830% (3 Month LIBOR
		+ 3.500%), 4/22/24 [2,3]	$122,500
		Amneal Pharmaceuticals LLC
	239,395	5.938% (1 Month LIBOR
		+ 3.500%), 5/5/25 [2,3]	238,299
		Curium
EUR	250,000	2.000%, 6/29/26 [2,3,4,5]	286,852
		Mallinckrodt International
		Finance SA
	471,212	5.080% (3 Month LIBOR
		+ 2.750%), 9/24/24 [2,3]	424,680
		National Mentor Holdings Inc
	70,437	6.660% (1 Month LIBOR
		4.250%), 3/9/26 [2,3]	70,827
	4,386	6.660% (1 Month LIBOR
		4.250%), 3/9/26 [2,3]	4,410
		RegionalCare Hospital
		Partners Holdings Inc
	199,000	6.904% (1 Month LIBOR
		+ 4.500%), 11/14/25 [2,3]	198,164
		Rodenstock GmbH
EUR	500,000	5.250%, 5/29/26 [2,3,4,5]	560,519
			1,906,251
Insurance: 2.1%
		U.S.I. Inc
	248,734	5.330% (3 Month LIBOR
		+ 3.000%), 5/16/24 [2,3]	242,937

Leisure: 0.4%
		GBT Group Services BV
	49,625	5.035% (3 Month LIBOR
		+ 2.500%), 8/13/25 [2,3]	49,780

Metals/Mining: 4.3%
		AMG Advanced Metallurgical
		Group NV
	494,975	5.402% (1 Month LIBOR
		+ 3.000%), 2/3/25 [2,3]	492,913

Services: 9.4%
		Capri Acquisitions BidCo Limited
	109,515	5.833% (3 Month LIBOR
		+ 3.250%), 11/1/24 [2,3]	107,653
		Evergood 4 ApS
EUR	534,511	3.250% (3 Month EurIBOR
		+ 3.250%), 2/6/25 [2,3]	603,750
		Frontdoor Inc
	246,878	4.938% (1 Month LIBOR
		+ 2.500%), 8/18/25 [2,3]	246,878
		Servpro Borrower LLC
	125,000	5.939%, 4/13/26 [2,3,4,5]	124,844
			1,083,125
Technology: 12.0%
		Dawn Acquisition LLC
	248,750	6.080% (3 Month LIBOR
		+ 3.750%), 12/31/25 [2,3]	245,019
		Maxar Technologies Ltd
	92,961	5.160% (1 Month LIBOR
		+ 2.750%), 10/4/24 [2,3]	84,207
		Revspring Inc
	298,500	6.652% (1 Month LIBOR
		+ 4.250%), 10/10/25 [2,3]	298,221
		SuperMoose Borrower LLC
	298,500	6.152% (1 Month LIBOR
		+ 3.750%), 8/29/25 [2,3]	295,641
		Triton Solar US Acquisition Co
	171,719	8.330% (1 Month LIBOR
		+ 6.000%), 10/31/24 [2,3]	161,630
		Web.Com Group Inc
	295,320	6.161% (1 Month LIBOR
		+ 3.750%), 10/10/25 [2,3]	291,690
			1,376,408
Telecommunications: 2.1%
		Telesat Canada
	245,619	4.830% (3 Month LIBOR
		+ 2.500%), 11/17/23 [2,3]	243,266

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited) (Continued)

Principal
Amount†		Value

BANK LOANS: 95.5% (Continued)

Utilities: 4.1%
	Calpine Corporation
245,495	4.830% (3 Month LIBOR
	+ 2.500%), 1/15/24 [2,3]	$244,563
	Edgewater Generation LLC
223,875	6.152% (1 Month LIBOR
	+ 3.750%), 12/12/25 [2,3]	223,782
		468,345
TOTAL BANK LOANS
(Cost $11,029,531)		10,970,330
TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $11,518,454)		11,456,235
Other Assets in Excess of Liabilities: 0.3%		34,065
TOTAL NET ASSETS: 100.0%		$11,490,300

†	In USD unless otherwise indicated.
EUR – Euro
EurlBOR – Euro Interbank Offered Rate
LIBOR – London Interbank Offered Rate
USD – United States Dollar
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At June 30, 2019, the value of these securities amounted to $100,375 or 0.9% of net assets.

[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[3]	Variable rate security; rate shown is the rate in effect on June 30, 2019. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[4]	All or a portion of the loan may be unfunded.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at June 30, 2019 (Unaudited)

The Floating Rate Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

		U.S. Dollar Value		U.S. Dollar Value	Unrealized Appreciation
Settlement Date	Currency to be Delivered	at June 30, 2019	Currency to be Received	at June 30, 2019	(Depreciation)
9/17/19	EUR 2,200,000	$2,517,903	$2,499,815	$2,499,815	$(18,088)
		$2,517,903		$2,499,815	$(18,088)

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2019 (Unaudited)

	Credit		Low
	Opportunities	U.S. High	Duration	Floating
	Fund	Yield Fund	Fund	Rate Fund
ASSETS
Investments in unaffiliated securities, at value (Cost $371,014,735,
$38,619,545, $496,106,228 and $11,518,454) (Note 2)	$384,358,384	$38,976,893	$489,589,223	$11,456,236
Investments in securities of affiliated issuers, at value (Cost $4,000,000,
$—, $7,000,000 and $—)	3,976,000	—	6,958,000	—
Deposits at broker	171,872	—	—	357,384
Cash	6,203,817	742,319	7,198,568	928,981
Foreign currency, at value
(Cost $2,281,177, $—, $7,426,806 and $1,227,999)	2,311,640	—	7,530,220	1,244,797
Receivables:
Fund shares sold	960,566	—	881,193	—
Investment securities sold	304,000	645,368	1,271,005	664,061
Interest receivable	5,025,677	571,832	6,151,719	64,150
Distribution receivable from affiliate	6,919	—	12,108	—
Unrealized appreciation on forward foreign currency exchange contracts	12,031	—	1,704,431	—
Due from advisor, net	—	7,742	—	8,896
Prepaid expenses	21,200	20,056	43,219	22,720
Total assets	403,352,106	40,964,210	521,339,686	14,747,225

LIABILITIES
Payables:
Investment securities purchased	6,743,622	776,726	6,813,646	3,183,602
Fund shares purchased	467,550	—	436,888	—
Distribution to shareholders	1,112,055	90,997	163	19,027
Unrealized depreciation on forward foreign currency exchange contracts	356,995	—	2,425,624	18,088
Investment advisory fees, net	131,352	—	139,934	—
Fund accounting fees	48,641	22,685	59,569	6,257
Administration fees	63,059	15,806	74,576	6,944
Transfer agent fees	13,406	7,825	21,315	3,393
Audit fees	12,447	11,704	11,703	13,203
Chief Compliance Officer fees	2,330	2,329	2,329	2,330
Custody fees	24,178	1,260	32,329	215
Distribution fees – Class A	230	—	—	—
Trustee fees	5,777	3,509	5,566	3,465
Shareholder service fees – Institutional Class	12,009	598	—	—
Shareholder service fees – Class A	207	—	—	—
Other accrued expenses	11,642	813	453	401
Total liabilities	9,005,500	934,252	10,024,095	3,256,925
NET ASSETS	$394,346,606	$40,029,958	$511,315,591	$11,490,300

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2019 (Unaudited) (Continued)

	Credit		Low
	Opportunities	U.S. High	Duration	Floating
	Fund	Yield Fund	Fund	Rate Fund
COMPONENTS OF NET ASSETS
Paid-in capital	$375,242,311	$40,036,264	$522,828,092	$11,563,230
Total distributable (accumulated) earnings (losses)	19,104,295	(6,306)	(11,512,501)	(72,930)
Net assets	$394,346,606	$40,029,958	$511,315,591	$11,490,300
Supra Institutional Class[1]:
Net assets	$246,987,942	$39,367,515	$511,314,583	$—
Shares of beneficial interest issued and outstanding
(unlimited number of shares authorized without par value)	22,319,687	4,060,323	51,472,220	—
Net asset value, offering and redemption price per share	$11.07	$9.70	$9.93	$—
Institutional Class:
Net assets	$146,961,351	$662,443	$1,008	$11,490,300
Shares of beneficial interest issued and outstanding
(unlimited number of shares authorized without par value)	13,284,747	68,225	100	1,156,379
Net asset value, offering and redemption price per share	$11.06	$9.71	$10.08	$9.94
Class A2:
Net assets	$397,313	$—	$—	$—
Shares of beneficial interest issued and outstanding
(unlimited number of shares authorized without par value)	35,967	—	—	—
Net asset value, offering and redemption price per share	$11.05	$—	$—	$—
Maximum offering price per share ($11.05/95.75%)	$11.54	$—	$—	$—

[1]	This class is not offered for Floating Rate Fund as of June 30, 2019.
[2]	This class is not offered for U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund as of June 30, 2019.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

(This Page Intentionally Left Blank.)

Muzinich Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2019 (Unaudited)

	Credit		Low
	Opportunities	U.S. High	Duration	Floating
	Fund	Yield Fund	Fund	Rate Fund
INVESTMENT INCOME
Interest	$7,829,317	$950,787	$8,806,803	$292,790
Dividends from affiliated investments	77,745	—	136,054	—
Dividends from unaffiliated investments	—	95,797	—	—
Consent income	19,582	188	16,389	—
Other income	584	413	629	—
Total investment income	7,927,228	1,047,185	8,959,875	292,790

EXPENSES
Investment advisory fees	1,171,657	96,311	1,237,575	28,355
Administration fees	124,330	38,206	144,021	14,685
Fund accounting fees	93,160	47,223	117,064	14,759
Custody fees	44,403	3,639	82,216	5,996
Registration fees	24,159	18,883	21,807	14,304
Shareholder service fees – Institutional Class	47,962	34	—	—
Shareholder service fees – Class A	15	—	—	—
Transfer agent fees	26,758	15,788	38,067	7,351
Miscellaneous expense	13,793	3,404	17,480	2,338
Audit fees	12,447	11,703	11,703	11,703
Trustee fees	11,601	7,649	8,450	7,462
Reports to shareholders	4,876	629	13,110	819
Chief Compliance Officer fees	4,580	4,579	4,579	4,580
Legal fees	1,905	2,598	2,884	1,232
Insurance expense	1,806	1,303	2,109	697
Interest expense	49	—	4,321	—
Distribution fees – Class A	475	—	—	—
Total expenses	1,583,976	251,949	1,705,386	114,281
Less: affiliated advisory fees and expenses waived	(12,760)	—	(22,314)	—
Less: advisory fees waived and expenses absorbed	(363,866)	(150,352)	(330,306)	(77,420)
Net expenses	1,207,350	101,597	1,352,766	36,861
Net investment income	6,719,878	945,588	7,607,109	255,929

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Unaffiliated investments	5,089,985	(36,296)	(6,930,922)	(62,129)
Affiliated investments	—	—	—	—
Forward foreign currency exchange contracts	1,025,566	—	10,258,292	46,337
Foreign currency and foreign currency translation	(187,529)	—	(153,693)	(24,576)
Futures contracts	—	—	—	—
Swap contracts	(45,990)	—	—	—
Net realized gain (loss)	5,882,032	(36,296)	3,173,677	(40,368)
Change in net unrealized appreciation/depreciation on:
Unaffiliated investments	14,392,860	2,029,476	19,181,981	332,219
Affiliated investments	120,000	—	210,000	—
Forward foreign currency exchange contracts	(212,411)	—	(2,574,004)	(4,837)
Foreign currency and foreign currency translation	4,767	—	13,149	14,330
Swap contracts	(129,361)	—	—	—
Change in net unrealized appreciation/depreciation	14,175,855	2,029,476	16,831,126	341,712
Net realized and unrealized gain	20,057,887	1,993,180	20,004,803	301,344
Net increase in net assets resulting from operations	$26,777,765	$2,938,768	$27,611,912	$557,273

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$6,719,878	$11,452,791
Net realized gain (loss) on investments, forward foreign currency exchange contracts,
foreign currency, foreign currency translation, futures contracts and swap contracts	5,882,032	(4,081,196)
Change in unrealized appreciation/depreciation on investments, forward foreign currency
exchange contracts, foreign currency, foreign currency translation, and futures contracts	14,175,855	(6,473,029)
Net increase in net assets resulting from operations	26,777,765	898,566

DISTRIBUTIONS TO SHAREHOLDERS
From earnings:
Supra Institutional Class	(3,583,837)	(4,379,683)
Institutional Class	(2,085,892)	(3,573,419)
Class A	(5,178)	(5,565)
Return of capital:
Supra Institutional Class	—	(381,525)
Institutional Class	—	(311,289)
Class A	—	(485)
Total distributions to shareholders	(5,674,907)	(8,651,966)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[1]	(6,146,933)	35,879,687
Net decrease in net assets derived from net change in outstanding shares –
Institutional Class[1]	(15,080,142)	(24,317,951)
Net increase in net assets derived from net change in outstanding shares – Class A1	5,178	172,870
Total increase (decrease) in net assets from capital share transactions	(21,221,897)	11,734,606
Total increase (decrease) in net assets	(119,039)	3,981,206

NET ASSETS
Beginning of period/year	394,465,645	390,484,439
End of period/year	$394,346,606	$394,465,645

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2019		Year Ended
	(Unaudited)		December 31, 2018
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	1,110,076	$11,918,422	5,980,103	$62,944,588
Shares issued in reinvestment of distributions	147,991	1,612,616	180,443	1,887,225
Shares redeemed[2]	(1,829,322)	(19,677,971)	(2,763,690)	(28,952,126)
Net increase (decrease)	(571,255)	$(6,146,933)	3,396,856	$35,879,687

	Six Months Ended
	June 30, 2019		Year Ended
	(Unaudited)		December 31, 2018
Institutional Class:	Shares	Value	Shares	Value
Shares sold	1,986,186	$21,298,217	5,048,983	$53,149,244
Shares issued in reinvestment of distributions	145,311	1,583,185	272,320	2,848,560
Shares redeemed[3]	(3,531,690)	(37,961,544)	(7,661,559)	(80,315,755)
Net decrease	(1,400,193)	$(15,080,142)	(2,340,256)	$(24,317,951)

	Six Months Ended
	June 30, 2019		Year Ended
	(Unaudited)		December 31, 2018
Class A:	Shares	Value	Shares	Value
Shares sold	—	$—	24,742	$260,000
Shares issued in reinvestment of distributions	476	5,178	580	6,050
Shares redeemed	—	—	(8,875)	(93,180)
Net increase	476	$5,178	16,447	$172,870

[2]	Net redemption fees of $412 and $3,005, respectively.
[3]	Net redemption fees of $4,262 and $11,619, respectively.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$945,588	$1,391,954
Net realized loss on investments	(36,296)	(339,700)
Change in unrealized appreciation/depreciation on investments	2,029,476	(1,872,151)
Net increase (decrease) in net assets resulting from operations	2,938,768	(819,897)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Supra Institutional Class	(912,405)	(1,315,557)
Net distributions to shareholders – Institutional Class	(17,203)	(81,896)
Total distributions to shareholders	(929,608)	(1,397,453)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares – Supra Institutional Class[1]	7,888,808	12,158,006
Net decrease in net assets derived from net change in outstanding shares – Institutional Class[1]	(33,958)	(1,805,088)
Total increase in net assets from capital share transactions	7,854,850	10,352,918
Total increase in net assets	9,864,010	8,135,568

NET ASSETS
Beginning of period/year	30,165,948	22,030,380
End of period/year	$40,029,958	$30,165,948

[1]	Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2019		Year Ended
	(Unaudited)		December 31, 2018
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	886,842	$8,548,146	1,301,292	$12,501,393
Shares issued in reinvestment of distributions	32,543	312,662	38,388	365,366
Shares redeemed	(100,000)	(972,000)	(73,675)	(708,753)
Net increase	819,385	$7,888,808	1,266,005	$12,158,006

	Six Months Ended
	June 30, 2019		Year Ended
	(Unaudited)		December 31, 2018
Institutional Class:	Shares	Value	Shares	Value
Shares sold	—	$—	11,067	$107,300
Shares issued in reinvestment of distributions	1,477	14,192	8,018	77,163
Shares redeemed	(5,000)	(48,150)	(208,548)	(1,989,551)
Net decrease	(3,523)	$(33,958)	(189,463)	$(1,805,088)

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)[3]	December 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$7,607,109	$17,733,997
Net realized gain on investments, forward foreign currency
exchange contracts, foreign currency, and foreign currency translation	3,173,677	25,496,665
Change in unrealized appreciation/depreciation on investments, forward foreign
currency exchange contracts, foreign currency, and foreign currency translation	16,831,126	(37,009,594)
Net increase in net assets resulting from operations	27,611,912	6,221,068

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Supra Institutional Class	(4,747,666)	(51,831,459)
Net distributions to shareholders – Institutional Class	(2)	—
Total distributions to shareholders	(4,747,668)	(51,831,459)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from
net change in outstanding shares – Supra Institutional Class[1]	(83,427,516)	(88,353,817)
Net increase in net assets derived from net change in outstanding shares – Institutional Class[1]	1,002	—
Total decrease in net assets from capital share transactions	(83,426,514)	(88,353,817)
Total decrease in net assets	(60,562,270)	(133,964,208)

NET ASSETS
Beginning of period/year	571,877,861	705,842,069
End of period/year	$511,315,591	$571,877,861

[1]	Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2019		Year Ended
	(Unaudited)		December 31, 2018
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	8,265,008	$80,621,178	28,801,631	$294,794,728
Shares issued in reinvestment of distributions	486,941	4,743,289	5,124,058	49,775,549
Shares redeemed[2]	(17,292,207)	(168,791,983)	(42,668,705)	(432,924,094)
Net decrease	(8,540,258)	$(83,427,516)	(8,743,016)	$(88,353,817)

[2]	Net redemption fees of $— and $—, respectively.

	Period Ended
	June 30, 2019
	(Unaudited)[3]
Institutional Class:	Shares		Value
Shares sold	100		$1,000
Shares issued in reinvestment of distributions	0	[4]	2
Shares redeemed	—		—
Net increase	100		$1,002

[3]	Institutional Class commenced operations on April 30, 2019. Information presented is for the period from April 30, 2019, to June 30, 2019.
[4]	Does not round to 1 share.

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2019	Period Ended
	(Unaudited)	December 31, 2018[1]
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$255,929	$161,729
Net realized gain (loss) on investments, forward foreign currency
exchange contracts, foreign currency, and foreign currency translation	(40,368)	88,560
Change in unrealized appreciation/depreciation on investments, forward foreign
currency exchange contracts, foreign currency, and foreign currency translation	341,712	(406,802)
Net increase (decrease) in net assets resulting from operations	557,273	(156,513)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Institutional Class	(224,631)	(249,059)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares – Institutional Class[2]	10,835	11,552,395
Total increase in net assets	343,477	11,146,823

NET ASSETS
Beginning of period	11,146,823	—
End of period	$11,490,300	$11,146,823

[1]	Floating Rate Fund commenced operations on June 29, 2018. Information presented is for the period from June 29, 2018, to December 31, 2018.
[2]	Summary of capital share transactions is as follows:

	Six Months Ended
	June 30, 2019		Period Ended
	(Unaudited)		December 31, 2018[1]
Institutional Class:	Shares	Value	Shares	Value
Shares sold	—	$—	1,154,072	$11,540,726
Shares issued in reinvestment of distributions	1,096	10,835	1,211	11,669
Shares redeemed	—	—	—	—
Net increase	1,096	$10,835	1,155,283	$11,552,395

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended
	June 30, 2019	Year Ended December 31,
Supra Institutional Class	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period/year	$10.49	$10.69	$10.50	$10.27	$10.38	$10.37

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.19	0.29	0.34	0.32	0.29	0.26
Net realized and unrealized gain (loss) on investments	0.55	(0.27)	0.15	0.33	(0.14)	0.08
Total from investment operations	0.74	0.02	0.49	0.65	0.15	0.34
Redemption fee proceeds	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.08)	(0.27)	(0.31)	(0.26)	(0.31)
From return of capital	—	(0.02)	—	—	—	—
From net realized gain	—	(0.12)	(0.03)	(0.11)	—	(0.02)
Total distributions	(0.16)	(0.22)	(0.30)	(0.42)	(0.26)	(0.33)
Net asset value, end of period/year	$11.07	$10.49	$10.69	$10.50	$10.27	$10.38
Total return	7.07%[3]	0.22%	4.70%	6.34%	1.48%	3.17%

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$247.0	$240.1	$208.4	$176.9	$148.5	$99.3
Portfolio turnover rate	168%[3]	244%	135%	260%	473%	598%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.79%[4]	0.80%	0.83%	0.84%	0.90%	1.35%
After fees waived and expenses absorbed	0.59%[4]	0.60%	0.60%	0.60%	0.60%	0.60%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.28%[4]	2.61%	3.00%	2.77%	2.47%	1.75%
After fees waived and expenses absorbed	3.47%[4]	2.81%	3.23%	3.01%	2.77%	2.50%

[1]	Calculated based on the average number of shares outstanding.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended					Period Ended
	June 30, 2019	Year Ended December 31,				December 31,
Institutional Class	(Unaudited)	2018	2017	2016	2015	2014[1]
Net asset value, beginning of period/year	$10.49	$10.69	$10.49	$10.27	$10.38	$10.45

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[2]	0.18	0.29	0.34	0.33	0.27	0.04
Net realized and unrealized gain (loss) on investments	0.55	(0.27)	0.15	0.31	(0.12)	(0.03)
Total from investment operations	0.73	0.02	0.49	0.64	0.15	0.01
Redemption fees proceeds	0.00 [3]	0.00 [3]	0.00 [3]	—	—	0.00 [3]

LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.08)	(0.26)	(0.31)	(0.26)	(0.06)
From return of capital	—	(0.02)	—	—	—	—
From net realized gain	—	(0.12)	(0.03)	(0.11)	—	(0.02)
Total distributions	(0.16)	(0.22)	(0.29)	(0.42)	(0.26)	(0.08)
Net asset value, end of period/year	$11.06	$10.49	$10.69	$10.49	$10.27	$10.38
Total return	6.94%[4]	0.20%	4.73%	6.20%	1.41%	0.12%[4]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$147.0	$154.0	$181.9	$74.6	$7.7	$0.6
Portfolio turnover rate	168%[4]	244%	135%	260%	473%	598%[4,6]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.85%[5]	0.83%	0.91%	0.90%	0.97%	1.15%[5]
After fees waived and expenses absorbed	0.66%[5]	0.63%	0.67%	0.64%	0.67%	0.70%[5]

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.20%[5]	2.57%	2.92%	2.81%	2.33%	1.27%[5]
After fees waived and expenses absorbed	3.40%[5]	2.77%	3.16%	3.08%	2.63%	1.72%[5]

[1]	Commenced operations on October 15, 2014. Information presented is for the period from October 15, 2014 to December 31, 2014.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover calculated at the Fund level.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended			Period Ended
	June 30, 2019	Year Ended December 31,		December 31,
Class A	(Unaudited)	2018	2017	2016[1]
Net asset value, beginning of period/year	$10.47	$10.68	$10.49	$10.83

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[2]	0.17	0.26	0.31	0.10
Net realized and unrealized gain (loss) on investments	0.56	(0.27)	0.14	(0.15)
Total from investment operations	0.73	(0.01)	0.45	(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.06)	(0.23)	(0.18)
From return of capital	—	(0.02)	—	—
From net realized gain	—	(0.12)	(0.03)	(0.11)
Total distributions	(0.15)	(0.20)	(0.26)	(0.29)
Net asset value, end of period/year	$11.05	$10.47	$10.68	$10.49
Total return[5]	6.95%[3]	(0.07)%	4.35%	(0.52)%[3]

SUPPLEMENTAL DATA:
Net assets, end of period/year (thousands)	$397.3	$371.7	$203.5	$107.3
Portfolio turnover rate	118%[3]	244%	135%	260%[3,6]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.04%[4]	1.10%	1.15%	1.29%[4]
After fees waived and expenses absorbed	0.85%[4]	0.91%	0.92%	0.95%[4]

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.02%[4]	2.26%	2.67%	2.39%[4]
After fees waived and expenses absorbed	3.21%[4]	2.45%	2.90%	2.75%[4]

[1]	Commenced operations on August 31, 2016. Information presented is for the period from August 31, 2016 to December 31, 2016.
[2]	Calculated based on the average number of shares outstanding.
[3]	Not annualized.
[4]	Annualized.
[5]	The returns shown do not include effective sales charges. If the charges were included, total return would be reduced.
[6]	Portfolio turnover calculated at the Fund level.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended			Period Ended
	June 30, 2019	Year Ended December 31,		December 31,
Supra Institutional Class	(Unaudited)	2018	2017	2016[1]
Net asset value, beginning of period/year	$9.11	$9.85	$10.45	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[2]	0.26	0.50	0.51	0.41
Net realized and unrealized gain (loss) on investments	0.58	(0.74)	0.14	0.35
Total from investment operations	0.84	(0.24)	0.65	0.76

LESS DISTRIBUTIONS:
From net investment income	(0.25)	(0.50)	(0.58)	(0.30)
From net realized gain	—	—	(0.67)	(0.01)
Total distributions	(0.25)	(0.50)	(1.25)	(0.31)
Net asset value, end of period/year	$9.70	$9.11	$9.85	$10.45
Total return	9.28%[3]	(2.59)%	6.30%	7.74%[3]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$39.4	$29.5	$19.5	$83.0
Portfolio turnover rate	51%[3]	71%	120%	140%[3]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.44%[4]	1.63%	1.03%	1.83%[4]
After fees waived and expenses absorbed	0.58%[4]	0.58%	0.58%	0.58%[4]

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.54%[4]	4.18%	4.39%	4.01%[4]
After fees waived and expenses absorbed	5.40%[4]	5.23%	4.84%	5.25%[4]

[1]	Commenced operations on March 31, 2016. Information presented is for the period from March 31, 2016 to December 31, 2016.
[2]	Calculated based on the average number of shares outstanding.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended	Year Ended	Period Ended
	June 30, 2019	December 31,	December 31,
Institutional Class	(Unaudited)	2018	2017[1]
Net asset value, beginning of period/year	$9.12	$9.86	$10.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[2]	0.26	0.49	0.39
Net realized and unrealized gain (loss) on investments	0.58	(0.74)	0.17
Total from investment operations	0.84	(0.25)	0.56

LESS DISTRIBUTIONS:
From net investment income	(0.25)	(0.49)	(0.49)
From net realized gain	—	—	(0.67)
Total distributions	(0.25)	(0.49)	(1.16)
Net asset value, end of period/year	$9.71	$9.12	$9.86
Total return	9.26%[3]	(2.67)%	5.47%[3]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$0.7	$0.7	$2.6
Portfolio turnover rate	51%[3]	71%	120%[3,5]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.45%[4]	1.68%	1.61%[4]
After fees waived and expenses absorbed	0.59%[4]	0.64%	0.68%[4]

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.53%[4]	4.02%	3.87%[4]
After fees waived and expenses absorbed	5.40%[4]	5.06%	4.81%[4]

[1]	Commenced operations on March 27, 2017. Information presented is for the period from March 27, 2017 to December 31, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover calculated at the Fund level.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months Ended			Period Ended
	June 30, 2019	Year Ended December 31,		December 31,
Supra Institutional Class	(Unaudited)	2018	2017	2016[1]
Net asset value, beginning of period/year	$9.53	$10.27	$10.04	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[2]	0.13	0.25	0.24	0.09
Net realized and unrealized gain (loss) on investments	0.35	(0.17)	0.18	0.03
Total from investment operations	0.48	0.08	0.42	0.12
Redemption fee proceeds	—	—	(0.00)[3]	—

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.29)	(0.19)	(0.08)
From net realized gain	—	(0.53)	(0.00)[3]	—
Total distributions	(0.08)	(0.82)	(0.19)	(0.08)
Net asset value, end of period/year	$9.93	$9.53	$10.27	$10.04
Total return	5.09%[4]	0.79%	4.26%	1.19%[4]

SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$511.3	$571.9	$705.8	$263.8
Portfolio turnover rate	19%[4]	72%	57%	7%[4]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.62%[5]	0.62%	0.71%	0.96%[5]
After fees waived and expenses absorbed	0.49%[5]	0.50%	0.50%	0.50%[5]

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.64%[5]	2.32%	2.16%	1.40%[5]
After fees waived and expenses absorbed	2.77%[5]	2.44%	2.37%	1.86%[5]

[1]	Commenced operations on June 30, 2016. Information presented is for the period from June 30, 2016 to December 31, 2016.
[2]	Calculated based on the average number of shares outstanding.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended
Institutional Class	June 30, 2019[1]
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[2]	0.04
Net realized and unrealized gain on investments	0.06
Total from investment operations	0.10

LESS DISTRIBUTIONS:
From net investment income	(0.02)
From net realized gain	—
Total distributions	(0.02)
Net asset value, end of period	$10.08
Total return	0.97%[3]

SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$1.0
Portfolio turnover rate	19%[3,5]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.42%[4]
After fees waived and expenses absorbed	0.36%[4]

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.48%[4]
After fees waived and expenses absorbed	2.53%[4]

[1]	Commenced operations on April 30, 2019. Information presented is for the period from April 30, 2019 to June 30, 2019.
[2]	Calculated based on the average number of shares outstanding.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover calculated at the Fund level.

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six Months Ended
	June 30, 2019	Period Ended
Institutional Class	(Unaudited)	December 31, 2018[1]
Net asset value, beginning of period	$9.65	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[2]	0.22	0.15
Net realized and unrealized gain (loss) on investments	0.26	(0.28)
Total from investment operations	0.48	(0.13)

LESS DISTRIBUTIONS:
From net investment income	(0.19)	(0.13)
From net realized gain	—	(0.09)
Total distributions	(0.19)	(0.22)
Net asset value, end of period	$9.94	$9.65
Total return	5.16%[3]	(1.45)%[3]

SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$11.5	$11.1
Portfolio turnover rate	54%[3]	22%[3]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.02%[4]	2.37%[4]
After fees waived and expenses absorbed	0.65%[4]	0.65%[4]

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.15%[4]	1.26%[4]
After fees waived and expenses absorbed	4.51%[4]	2.98%[4]

[1]	Commenced operations on June 29, 2018. Information presented is for the period from June 29, 2018 to December 31, 2018.
[2]	Calculated based on the average number of shares outstanding.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”), Muzinich U.S. High Yield Corporate Bond Fund (“U.S. High Yield Fund”), Muzinich Low Duration Fund (“Low Duration Fund”) and Muzinich High Income Floating Rate Fund (“Floating Rate Fund”) (each a “Fund,” collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Funds commenced operations on January 3, 2013, March 31, 2016, June 30, 2016 and June 29, 2018, respectively.

The Funds have registered three classes of shares: Class A shares, Institutional shares, and Supra Institutional shares. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its relative net assets. Currently, the Credit Opportunities Fund offers Supra Institutional, Institutional and Class A shares, the U.S. High Yield Fund offers Supra Institutional and Institutional Class shares, the Low Duration Fund offers Supra Institutional and Institutional Class shares and the Floating Rate Fund offers Institutional Class shares.

The investment objective of the Credit Opportunities Fund is primarily to provide a high level of income and capital appreciation. The investment objective of the U.S. High Yield Fund is to provide a high level of income on a risk-adjusted basis over a full market cycle. The investment objective of the Low Duration Fund is to protect capital and generate positive returns under most market conditions. The investment objective of the Floating Rate Fund is to provide a high level of income with a focus on principal preservation and reduced exposure to changes in interest rates.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the- counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Forward foreign currency exchange contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statements of Assets and Liabilities.

Swap agreements, such as credit default swaps, total return swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2019 (Unaudited) (Continued)

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments and derivative positions as of June 30, 2019. See the Schedules of Investments for the industry breakouts.

Credit Opportunities Fund
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$380,663,566	$—	$380,663,566
U.S. Government Notes/Bonds	—	3,694,818	—	3,694,818
Affiliated Mutual Funds	3,976,000	—	—	3,976,000
Total	$3,976,000	$384,358,384	$—	$388,334,384
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$(344,964)	$—	$(344,964)

[1]
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency exchange contracts are presented at the net unrealized appreciation/(depreciation) on the investment.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2019 (Unaudited) (Continued)

U.S. High Yield Fund
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$34,555,981	$—	$34,555,981
Exchange Traded Funds	4,420,912	—	—	4,420,912
Total	$4,420,912	$34,555,981	$—	$38,976,893

Low Duration Fund
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$470,413,788	$—	$470,413,788
Convertible Bonds	—	1,202,270	—	1,202,270
Affiliated Mutual Funds	6,958,000	—	—	6,958,000
Bank Loans	—	17,973,165	—	17,973,165
Total	$6,958,000	$489,589,223	$—	$496,547,223

Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$(721,193)	$—	$(721,193)

[1]
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency exchange contracts are presented at the net unrealized appreciation/(depreciation) on the investment.

Floating Rate Fund
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$485,905	$—	$485,905
Bank Loans	—	10,970,330	—	10,970,330
Total	$—	$11,456,235	$—	$11,456,235
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$(18,088)	$—	$(18,088)

[1]
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency exchange contracts are presented at the net unrealized appreciation/(depreciation) on the investment.

The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use forward contracts and swap contracts (types of derivatives), how they are accounted for, and how they affect an entity’s results of operations and financial position. The Funds may use derivatives in various ways. The Funds may, but are not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The Credit Opportunities Fund’s average notional value of forward foreign currency exchange contracts outstanding during the six months ended June 30, 2019 was $42,715,511. The Low Duration Fund’s average notional value for forward foreign currency exchange contracts outstanding during the six months ended June 30, 2019 was $433,707,995. The Floating Rate Fund’s average notional value for forward foreign currency exchange contracts outstanding during the six months ended June 30, 2019 was $2,053,778.

The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars. The average notional amount for forward foreign currency exchange contracts is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year. The notional amount for swap contracts is the principal value. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The average notional amount for swap and futures contracts is based on the monthly notional amounts.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2019 (Unaudited) (Continued)

The following tables show the effects of derivative instruments on the financial statements.
Statements of Assets and Liabilities
Fair values of derivative instruments as of June 30, 2019:

Credit Opportunities Fund
	Asset Derivatives as of June 30, 2019		Liability Derivatives as of June 30, 2019
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation		Unrealized Depreciation
Exchange Contracts	on Forward Foreign Currency		on Forward Foreign Currency
	Exchange Contracts	$12,031	Exchange Contracts	$356,995
		$12,031		$356,995

Low Duration Fund
	Asset Derivatives as of June 30, 2019		Liability Derivatives as of June 30, 2019
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation		Unrealized Depreciation
Exchange Contracts	on Forward Foreign Currency		on Forward Foreign Currency
	Exchange Contracts	$1,704,431	Exchange Contracts	$2,425,624
		$1,704,431		$2,425,624

Floating Rate Fund
	Asset Derivatives as of June 30, 2019		Liability Derivatives as of June 30, 2019
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation		Unrealized Depreciation
Exchange Contracts	on Forward Foreign Currency		on Forward Foreign Currency
	Exchange Contracts	$—	Exchange Contracts	$18,088
		$—		$18,088

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2019:

Credit Opportunities Fund

	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$1,025,566	$ (212,411)

Credit Default –	Net realized and unrealized
Swap Contracts	gain (loss) on swap contracts	(45,990)	(129,361)

Low Duration Fund
	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$10,258,292	$(2,574,004)

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2019 (Unaudited) (Continued)

Floating Rate Fund
	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$46,337	$(4,837)

The U.S. High Yield Fund did not have derivatives activity during the six months ended June 30, 2019.
B.
Swap Contracts. A swap, which may be a customized and privately negotiated agreement or a standardized and exchange- traded contract, obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices or rates for a specified amount of an underlying asset (the “notional” principal amount). Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as applicable, only the net amount of the two payments). Examples of such swaps may include, but are not limited to, currency swaps, interest rate swaps, total return swaps, and credit default swaps. Payments received by the Funds from swap agreements will result in taxable income, either as ordinary income or capital gains. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well-established and relatively liquid.

C.
Futures Contracts. Each Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Upon entering into a futures contract, each Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, each Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange- imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Credit Opportunities Fund had futures contracts activity during the six months ended June 30, 2019. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund did not have futures contracts activity during the six months ended June 30, 2019.

D.
Forward Foreign Currency Exchange Contracts. During the six months ended June 30, 2019, the Credit Opportunities Fund, Low Duration Fund and Floating Rate Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward foreign currency exchange contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts and the forward rates at the reporting date is included in the Statements of Assets and Liabilities.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2019 (Unaudited) (Continued)

Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund did not have forward foreign currency exchange contract activity during the six months ended June 30, 2019.

E.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from interest receivable and other foreign currency denominated payables and receivables in “Change in net unrealized appreciation/depreciation on foreign currency translation” and “Net realized gain (loss) on foreign currency translation.” The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in “Change in net unrealized appreciation/depreciation on investments” and “Net realized gain (loss) on investments” as shown in the Statements of Operations.

F.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar  year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year.

As of the Funds’ most recent fiscal year end of December 31, 2018, the Credit Opportunities Fund, U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund deferred, on a tax basis, post-October losses of $708,716, $—, $4,534,825 and $15,702, respectively. As of the Funds’ most recent fiscal year end of December 31, 2018, the Low Duration deferred, on a tax basis, late year losses of $3,952,329.

As of the Funds’ most recent fiscal year end of December 31, 2018, the Credit Opportunities Fund, Low Duration Fund and Floating Rate Fund did not have any capital loss carryovers. The U.S. High Yield Fund had short-term capital loss carryovers of $272,170 and long-term capital loss carryovers of $56,591, with unlimited expiration.

As of June 30, 2019, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

G.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

H.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Credit Opportunities Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for the U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund normally are declared and paid on a monthly basis. Distributions are recorded on the ex-dividend date. Distributions to shareholders from net realized gains for the Funds normally are declared and paid on an annual basis, if applicable.

I.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2019 (Unaudited) (Continued)

J.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 1% redemption fee on shares held less than 90 days. The fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

K.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

L.
Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board of Trustees approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If at any time the Muzinich & Co., Inc. (the “Advisor”) determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

M.
Variable and Floating Rate Securities. The Funds may invest in variable and floating rate securities. Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. A Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

N.
When-Issued Securities and Forward Commitments. The Funds may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund if, as a result, more than 5% of the Fund’s total assets would be committed to such transactions.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2019 (Unaudited) (Continued)

O.
Restricted Cash. Restricted cash represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such cash is excluded from cash and equivalents in the Statements of Assets and Liabilities. Interest income earned on restricted cash is recorded in “Other income” on the Statements of Operations.

P.
Offsetting Agreements. The Funds may subject to netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of June 30, 2019:

Credit Opportunities Fund
		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities		Cash Collateral Pledged (Received)
				Financial Instruments
Description	Gross Amounts					Net Amount
Assets
Forward foreign
currency exchange
contracts	$12,031	$—	$12,031	$(12,031)	$—	$—
Liabilities
Forward foreign
currency exchange
contracts	356,995	—	356,995	(12,031)	—	344,964

Low Duration Fund
		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities		Cash Collateral
				Financial Instruments	Pledged
Description	Gross Amounts				(Received)	Net Amount
Assets
Forward foreign
currency exchange
contracts	$1,704,431	$—	$1,704,431	$(1,704,431)	$—	$—
Liabilities
Forward foreign
currency exchange
contracts	2,425,624	—	2,425,624	(1,704,431)	—	721,193

Floating Rate Fund
		Gross Amounts Offset	Net Amounts Presented		Cash Collateral Pledged (Received)
		in the Statements	in the Statements	Financial Instruments
Description	Gross Amounts	of Assets and Liabilities	of Assets and Liabilities			Net Amount
Assets
Forward foreign
currency exchange
contracts	$—	$—	$—	$—	$—	$—
Liabilities
Forward foreign
currency exchange
contracts	18,088	—	18,088	—	—	18,088

Q.
Recently Issued Accounting Pronouncements. In August 2018, the FASB issued ASU No. 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework— Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in ASU No. 2018-13 are the result of a broader disclosure  project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements. The objective and primary focus of the project are to

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2019 (Unaudited) (Continued)

improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements.  ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13. Management has chosen to early adopt the eliminated or modified disclosures.

R.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On August 5, 2019, subsequent to the Funds’ semi-fiscal period ended June 30, 2019, Dorothy Berry, independent trustee and chairperson of the Board passed away. At a Board meeting held August 22, 2019, Eric Falkeis, a trustee since 2011, was appointed as the new chairperson of the Board.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Muzinich & Co., Inc. (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee. For the Credit Opportunities Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund. For the U.S. High Yield Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the Low Duration Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the Fund. For the Floating Rate Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. The investment advisory fees incurred by the Funds for the six months ended June 30, 2019, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) to limit total expenses for Class A Shares, Institutional Shares, and Supra Institutional Shares to 0.95%, 0.70% and 0.60%, respectively, of the Credit Opportunities Fund’s average daily net assets, 0.93%, 0.68% and 0.58%, respectively, of the U.S. High Yield Fund’s average daily net assets, 0.85%, 0.60% and 0.50%, respectively, of the Low Duration Fund’s average daily net assets and 0.90%, 0.65% and 0.55%, respectively, of the Floating Rate Fund’s average net assets. The Operating Expenses Limitation Agreements have an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust, on behalf of the Funds, upon sixty (60) days’ written notice to the Advisor. Any fees waived and/or Fund expenses absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Funds to the Advisor, if so requested by the Advisor, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Funds’ current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees’ review and approval. The amounts of fees waived and expenses absorbed by the Advisor during the six months ended June 30, 2019, are disclosed in the Statements of Operations.  Any amount due from the Advisor is paid monthly to the Funds, if applicable.

As of June 30, 2019, the remaining cumulative amounts that may be recouped by the Advisor on behalf of the Funds are shown in the following tables. The Advisor may recapture a portion of the unreimbursed amounts no later than the dates as stated

Expiration	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund	Floating Rate Fund
December 31, 2019	$187,794	$55,893	N/A	N/A
December 31, 2020	770,603	282,569	$887,946	N/A
December 31, 2021	805,550	279,608	864,248	$93,217
December 31, 2022	363,866	150,352	330,306	77,420
Total	$2,127,813	$768,422	$2,082,500	$170,637

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2019 (Unaudited) (Continued)

If a Fund invested in other investment vehicles sponsored by the Advisor (“Affiliated Mutual Fund”) during the period, the Advisor waived a portion of its advisory fee to the Fund in an amount equal to the overall operating expenses of the Affiliated Mutual Fund in respect to Fund assets so invested. Any amount waived with respect to an investment in an Affiliated Mutual Fund is voluntary and not eligible for reimbursement to the Advisor. Accordingly, the Advisor waived the following fees for the six months ended June 30, 2019:

Fund	Amount Waived
Credit Opportunities Fund	$12,760
Low Duration Fund	$22,314

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended June 30, 2019, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. serves as custodian to the Funds.  Both the Distributor and U.S. Bank N.A. are affiliates of   Fund Services.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to Class A shares. The Plan provides that each Fund may pay a fee to the Distributor, at an annual rate of up to 0.25% of the average daily net assets of Class A shares. No distribution fees are paid by Supra Institutional or Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Credit Opportunities Fund during the six months ended June 30, 2019, are disclosed in the Statements of Operations. As of June 30, 2019, Class A shares are not offered for the U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund.

Pursuant to a Shareholder Service Plan (the “Plan”) adopted by the Trust and established by the Funds with respect to the Class A shares and Institutional Class shares of the Funds, the Advisor is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”). Under the Plan, the Advisor may enter into shareholder service agreements with securities broker-dealers and other securities professionals who provide Shareholder Servicing Activities for their clients invested in the Funds. The shareholder servicing fees incurred by the Funds for the six months ended June 30, 2019, are disclosed in the Statements of Operations. As of June 30, 2019, Class A shares are not offered for the U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2019, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales/Maturities
Credit Opportunities Fund	$618,469,734	$604,280,089
U.S. High Yield Fund	24,811,073	17,344,812
Low Duration Fund	102,088,844	193,337,361
Floating Rate Fund	6,143,710	5,710,441

For the six months ended June 30, 2019, the cost of purchases and proceeds from the sales of long-term U.S. Government obligations included in the paragraph above, were as follows:

	Purchases	Sales/Maturities
Credit Opportunities Fund	$174,774,468	$305,138,164

There were no purchases or sales of long-term U.S. Government securities for the U.S. High Yield Fund, Low Duration Fund or Floating Rate Fund during the six months ended June 30, 2019.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2019 (Unaudited) (Continued)

NOTE 5 – TRANSACTIONS WITH AFFILIATES

The Muzinich Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor. The following is a reconciliation of the Muzinich Funds’ transactions with affiliates during the six months ended June 30, 2019:

Credit Opportunities Fund
	Share/Par							Change in
	Balance	Value as of			Value as of			Unrealized
	June 30,	December 31,			June 30,	Dividend and	Realized	Appreciation/
Security	2019	2018	Acquisitions	Dispositions	2019	Interest Income	Gain (Loss)	Depreciation
Floating Rate Fund	400,000	$3,856,000	$—	$—	$3,976,000	$77,745	$—	$120,000

Low Duration Fund
	Share/Par							Change in
	Balance	Value as of			Value as of			Unrealized
	June 30,	December 31,			June 30,	Dividend and	Realized	Appreciation/
Security	2019	2018	Acquisitions	Dispositions	2019	Interest Income	Gain (Loss)	Depreciation
Floating Rate Fund	700,000	$6,748,000	$—	$—	$6,958,000	$136,054	$—	$210,000

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2019 (estimated), and the year ended December 31, 2018, was as follows:

	Ordinary Income
	June 30, 2019	December 31, 2018
Credit Opportunities Fund	$5,674,907	$3,319,813
U.S. High Yield Fund	929,608	1,397,453
Low Duration Fund	4,747,668	31,251,772
Floating Rate Fund	224,631	189,971

	Long-Term Capital Gains[1]
	June 30, 2019	December 31, 2018
Credit Opportunities Fund	$—	$4,638,854
U.S. High Yield Fund	—	—
Low Duration Fund	—	20,579,687
Floating Rate Fund	—	59,089

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

Return of Capital
	June 30, 2019	December 31, 2018
Credit Opportunities Fund	$—	$693,299
U.S. High Yield Fund	—	—
Low Duration Fund	—	—
Floating Rate Fund	—	—

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short- term capital gains as ordinary income for tax purposes. The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2019 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes at the Funds’ most recent fiscal year end of December 31, 2018, was as follows:

	Credit		Low
	Opportunities	U.S. High	Duration	Floating
	Fund	Yield Fund	Fund	Rate Fund
Cost of investments	$374,657,151	$31,218,674	$600,338,266	$11,129,207
Gross tax unrealized appreciation	2,930,537	29,342	1,967,912	693
Gross tax unrealized depreciation	(4,249,171)	(1,716,047)	(27,944,791)	(395,130)
Net tax unrealized appreciation	(1,318,634)	(1,686,705)	(25,976,879)	(394,437)
Undistributed ordinary income	—	—	—	3,681
Undistributed long-term capital gain	—	—	—	—
Total distributable earnings	—	—	—	3,681
Other accumulated loss	(679,929)	(328,761)	(8,399,866)	(14,816)
Total accumulated earnings	$(1,998,563)	$(2,015,466)	$(34,376,745)	$(405,572)

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Credit Opportunities Fund, U.S. High Yield Fund and Low Duration Fund credit facilities pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the six months ended June 30, 2019, are as follows:

Credit Opportunities Fund
Maximum available credit	$20,000,000
Largest amount outstanding on an individual day	49,000
Average daily loan outstanding when in use	49,000
Credit facility outstanding as of June 30, 2019	—
Average interest rate when in use	5.50%

U.S. High Yield Fund
Maximum available credit	$4,000,000
Largest amount outstanding on an individual day	431,000
Average daily loan outstanding when in use	431,000
Credit facility outstanding as of June 30, 2019	—
Average interest rate when in use	5.50%

Low Duration Fund
Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	30,513,000
Average daily loan outstanding when in use	12,352,167
Credit facility outstanding as of June 30, 2019	—
Average interest rate when in use	5.50%

Interest expense for the six months ended June 30, 2019, is disclosed in the Statements of Operations, if applicable.

NOTE 8 – SIGNIFICANT SHAREHOLDER HOLDINGS

As of June 30, 2019, shareholders affiliated with the Funds and/or Advisor owned shares of the Funds as follows:

		% of Total Shares Outstanding Owned
	Total Shares Outstanding	by Affiliated Shareholders
Floating Rate Fund	1,156,379	95%

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended June 30, 2019 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution fees (12b-1), service fees, and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 – June 30, 2019).

Actual Expenses

The “Actual” lines for each respective class of the following tables provide information about actual account values based on actual returns and actual expenses.  You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee.  The Funds charge a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares within 90 calendar days after you purchase them.  To the extent the Funds invest in shares of other investment companies as part of their strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, shareholder servicing fees, distribution fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees.  However, the following examples do not include portfolio trading commissions and related expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines for each respective class of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, each hypothetical line of the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Credit Opportunities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/19	6/30/19	1/1/2019 – 6/30/2019[1]
Supra Institutional Class Actual	$1,000.00	$1,070.70	$3.03
Hypothetical (5% annual return before taxes)	1,000.00	1,021.87	2.96

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/19	6/30/19	1/1/2019 – 6/30/2019[1]
Institutional Class Actual	$1,000.00	$1,069.40	$3.39
Hypothetical (5% annual return before taxes)	1,000.00	1,021.52	3.31

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/19	6/30/19	1/1/2019 – 6/30/2019[1]
Class A Actual	$1,000.00	$1,069.50	$4.36
Hypothetical (5% annual return before taxes)	1,000.00	1,020.58	4.26

[1]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional, Institutional, and Class A shares were 0.59%, 0.66% and 0.85% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended June 30, 2019 (Unaudited) (Continued)

U.S. High Yield Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/19	6/30/19	1/1/2019 – 6/30/2019[2]
Supra Institutional Class Actual	$1,000.00	$1,092.80	$3.01
Hypothetical (5% annual return before taxes)	1,000.00	1,021.92	2.91

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/19	6/30/19	1/1/2019 – 6/30/2019[2]
Institutional Class Actual	$1,000.00	$1,092.60	$3.06
Hypothetical (5% annual return before taxes)	1,000.00	1,021.87	2.96

Low Duration Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/19	6/30/19	1/1/2019 – 6/30/2019[3]
Supra Institutional Class Actual	$1,000.00	$1,050.90	$2.49
Hypothetical (5% annual return before taxes)	1,000.00	1,022.36	2.46

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/19	6/30/19	1/1/2019 – 6/30/2019[3]
Institutional Class Actual	$1,000.00	$1,009.70	$0.60
Hypothetical (5% annual return before taxes)	1,000.00	1,023.01	1.81

Floating Rate Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/19	6/30/19	1/1/2019 – 6/30/2019[4]
Institutional Class Actual	$1,000.00	$1,051.60	$3.31
Hypothetical (5% annual return before taxes)	1,000.00	1,021.57	3.26

[2]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional and Institutional Class shares were 0.58% and 0.59% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

[3]
Expenses for the Supra Institutional Class shares are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional Class shares was 0.49% (reflecting fee waivers in effect), multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).  For the Institutional Class, the actual expenses are equal to the expense ratio of 0.36% (reflecting fee waivers in effect), multiplied by the average account value over the period multiplied by 61/365 (to reflect the period from April 30, 2019, to June 30, 2019, the commencement of operations date to the end of the period).  The hypothetical expenses are equal to the expense ratio of 0.36% (reflecting fee waivers in effect), multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

[4]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Institutional Class shares was 0.65% (reflecting fee waivers in effect, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one half-year period).

Muzinich Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling 1-855-MUZINICH (1-855-689-4642) or by accessing the Funds’ web site at www.muzinichusfunds.com. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 months ended June 30 is available upon request without charge by calling 1-855-MUZINICH (1-855-689-4642) or by accessing the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019). The Funds’ Form N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330 (1-800-732-0330). The Funds’ Form N-Q or Part F of Form N-PORT may also be obtained by calling toll-free 1-855-MUZINICH (1-855-689-4642).

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, the Funds may mail only one copy of each Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1-855-MUZINICH (1-855-689-4642) (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request. In addition, see the Important Notice on the cover page for changes that will be made to the distribution of the annual and semi-annual reports after January 1, 2021.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ website at www.muzinichusfunds.com.

Muzinich Funds

PRIVACY NOTICE (Unaudited)

 The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.
We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
MUZINICH & CO., INC
450 Park Avenue
New York, New York 10022

 Distributor
QUASAR DISTRIBUTORS, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

 Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

 Transfer Agent, Fund Accountant,
and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

 Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Fund	Class	Symbol	CUSIP
Muzinich Credit Opportunities Fund	Supra Institutional Class	MZCSX	74316J532
	Institutional Class	MZCIX	74316J540
	Class A	MZCRX	74316J557

Muzinich U.S. High Yield Corporate Bond Fund	Supra Institutional Class	MZHSX	74316J565
	Institutional Class	MZHIX	74316J573

Muzinich Low Duration Fund	Supra Institutional Class	MZLSX	74316P132
	Institutional Class	MZLIX	74316P124

Muzinich High Income Floating Rate Fund	Institutional Class	MZFIX	74316J615

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                      /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date     September 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date     September 9, 2019

By (Signature and Title)                      /s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date     September 6, 2019

* Print the name and title of each signing officer under his or her signature.